UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6424

Nuveen New York Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: September 30

Date of reporting period: March 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
March 31, 2011

Nuveen New York Investment Quality Municipal Fund, Inc.
NQN

Nuveen New York Select Quality Municipal Fund, Inc.
NVN

Nuveen New York Quality Income Municipal Fund, Inc.
NUN

Nuveen Insured New York Dividend Advantage Municipal Fund
NKO

March

INVESTMENT ADVISER NAME CHANGE

Effective January 1, 2011, Nuveen Asset Management, the Funds’ investment adviser, changed its name to Nuveen Fund Advisors, Inc. (“Nuveen Fund Advisors”). Concurrently, Nuveen Fund Advisors formed a wholly-owned subsidiary, Nuveen Asset Management, LLC, to house its portfolio management capabilities.

NUVEEN INVESTMENTS COMPLETES STRATEGIC COMBINATION WITH FAF ADVISORS

On December 31, 2010, Nuveen Investments completed the strategic combination between Nuveen Asset Management, LLC, the largest investment affiliate of Nuveen Investments, and FAF Advisors. As part of this transaction, U.S. Bancorp – the parent of FAF Advisors – received cash consideration and a 9.5% stake in Nuveen Investments in exchange for the long term investment business of FAF Advisors, including investment management responsibilities for the non-money market mutual funds of the First American Funds family.

The approximately $27 billion of mutual fund and institutional assets managed by FAF Advisors, along with the investment professionals managing these assets and other key personnel, have become part of Nuveen Asset Management, LLC. With these additions to Nuveen Asset Management, LLC, this affiliate now manages more than $100 billion of assets across a broad range of strategies from municipal and taxable fixed income to traditional and specialized equity investments.

This combination does not affect the investment objectives or strategies of the Funds in this report. Over time, Nuveen Investments expects that the combination will provide even more ways to meet the needs of investors who work with financial advisors and consultants by enhancing the multi-boutique model of Nuveen Investments, which also includes highly respected investment teams at HydePark, NWQ Investment Management, Santa Barbara Asset Management, Symphony Asset Management, Tradewinds Global Investors and Winslow Capital. Nuveen Investments managed approximately $206 billion of assets as of March 31, 2011.

Table of Contents

Chairman’s Letter to Shareholders	4
Portfolio Manager’s Comments	5
Common Share Dividend and Share Price Information	12
Performance Overviews	14
Portfolios of Investments	20
Statement of Assets and Liabilities	57
Statement of Operations	59
Statement of Changes in Net Assets	60
Statement of Cash Flows	62
Financial Highlights	64
Notes to Financial Statements	70
Board Approval of Sub-Advisory Arrangements	83
Reinvest Automatically, Easily and Conveniently	84
Glossary of Terms Used in this Report	86
Other Useful Information	91

Chairman’s
Letter to Shareholders

Dear Shareholders,

In 2010, the global economy recorded another year of recovery from the financial and economic crises of 2008, but many of the factors that caused the downturn still weigh on the prospects for continued improvement. In the U.S., ongoing weakness in housing values has put pressure on homeowners and mortgage lenders. Similarly, the strong earnings recovery for corporations and banks is only slowly being translated into increased hiring or more active lending. Globally, deleveraging by private and public borrowers has inhibited economic growth and that process is far from complete.

Encouragingly, constructive actions are being taken by governments around the world to deal with economic issues. In the U.S., the recent passage of a stimulatory tax bill relieved some of the pressure on the Federal Reserve to promote economic expansion through quantitative easing and offers the promise of sustained economic growth. A number of European governments are undertaking programs that could significantly reduce their budget deficits. Governments across the emerging markets are implementing various steps to deal with global capital flows without undermining international trade and investment.

The success of these government actions could determine whether 2011 brings further economic recovery and financial market progress. One risk associated with the extraordinary efforts to strengthen U.S. economic growth is that the debt of the U.S. government will continue to grow to unprecedented levels. Another risk is that over time there could be inflationary pressures on asset values in the U.S. and abroad, because what happens in the U.S. impacts the rest of the world economy. Also, these various actions are being taken in a setting of heightened global economic uncertainty, primarily about the supplies of energy and other critical commodities. In this challenging environment, your Nuveen investment team continues to seek sustainable investment opportunities and to remain alert to potential risks in a recovery still facing many headwinds. On your behalf, we monitor their activities to assure they maintain their investment disciplines.

As you will note elsewhere in this report, on December 31, 2010, Nuveen Investments completed a strategic combination with FAF Advisors, Inc., the manager of the First American Funds. The combination adds highly respected and distinct investment teams to meet the needs of investors and their advisors and is designed to benefit all fund shareholders by creating a fund organization with the potential for further economies of scale and the ability to draw from even greater talent and expertise to meet those investor needs.

As of the end of April, 2011, Nuveen Investments had completed the refinancing of all of the Auction Rate Preferred Securities issued by its taxable closed-end funds and 89% of the MuniPreferred shares issued by its tax-exempt closed-end funds. Please consult the Nuveen Investments web site, www.Nuveen.com, for the current status of this important refinancing program.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
May 19, 2011

4	Nuveen Investments

Portfolio Manager’s Comments

Nuveen New York Investment Quality Municipal Fund, Inc. (NQN)
Nuveen New York Select Quality Municipal Fund, Inc. (NVN)
Nuveen New York Quality Income Municipal Fund, Inc. (NUN)
Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF)
Nuveen Insured New York Dividend Advantage Municipal Fund (NKO)
Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK)

Portfolio manager Scott Romans discusses key investment strategies and the six-month performance of the Funds. Scott, who joined Nuveen in 2000, assumed portfolio management responsibility for the New York Funds in January 2011 from Cathryn Steeves, who managed these six Funds from 2006 to December 2010.

What key strategies were used to manage the New York Funds during the six-month reporting period ended March 31, 2011?

After rallying through most of 2010, municipal bond prices generally declined during this six-month period, impacted by investor concerns about inflation, the federal deficit, and the deficits impact on demand for U.S. Treasuries. Adding to this situation was media coverage of the strained finances of many state and local governments. As a result, money began to flow out of municipal funds, yields rose and valuations declined. Toward the end of this period, we saw the environment in the municipal market improve, as crossover buyers were attracted by municipal bond prices and tax-exempt yields, resulting in decreased outflows, declining yields and rising valuations.

The municipal bond market also was affected by a significant decline in new tax-exempt issuance during this period. One reason for this decrease was the heavy issuance of taxable municipal debt under the Build America Bond (BAB) program, which was created as part of the American Recovery and Reinvestment Act of February 2009 and which expired December 31, 2010. During the fourth quarter of 2010, taxable Build America Bonds issuance nationwide totaled $44.1 billion, accounting for 33% of new bonds in the municipal market. This program also meaningfully impacted the availability of tax-exempt bonds in New York, which ranked second (after California) in terms of dollar amount of BABs issued during this period. For the three months ended December 31, 2010, taxable Build America Bond issuance in New York totaled $5.7 billion, representing approximately 37% of new bonds issued in the municipal marketplace. Since interest payments from Build America Bonds represent taxable income, we did not view these bonds as good investment opportunities for these Funds. Further compounding the supply situation was the decline in new municipal issuance during the first three months of 2011, when issuance in New York declined 16% from that of the same period in 2010.

In addition, because of the continued severe decline in the issuance of AAA rated insured bonds, this was an especially difficult period for Funds with an insured mandate, such as

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Any reference to credit ratings for portfolio holdings denotes the highest rating assigned by a Nationally Recognized Statistical Rating Organization (NRSRO) such as Standard & Poor’s (S&P), Moody’s or Fitch. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below investment grade. Holdings and ratings may change over time.

Nuveen Investments	5

these six New York Funds. Over the six-month period, new insured issuance accounted for only about 6% of national issuance, down approximately 30% from the levels of a year earlier. Even though these Funds may now invest up to 20% of their net assets in uninsured investment-grade credits rated BBB- or higher, the combination of constrained tax-exempt supply and little insured issuance meant that the insured Funds were, for the most part, less active than their non-insured counterparts during this period.

In this environment, we continued to seek individual credits with the potential to perform well over the long term. Overall, the Funds focused on purchasing higher-grade issues. To find bonds that fit our investment parameters, we took an opportunistic approach, monitoring the Funds’ cash levels and watching for attractive deals in both the primary and secondary markets.

Cash for new purchases during this period was generated primarily by the proceeds from bond calls and maturing bonds, which we worked to redeploy to keep the Funds as fully invested as possible. The Funds also sold a few holdings during this period, but overall, selling was very minimal because of the difficulty in finding adequate replacement securities.

As of March 31, 2011, all six Funds continued to use inverse floating rate securities. We employ inverse floaters as a form of leverage for a variety of reasons, including duration management, income enhancement and total return enhancement.

How did the Funds perform?

Individual results for the Nuveen New York Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value*
For periods ended 3/31/11

Fund	6-Month	1-Year	5-Year	10-Year
NQN	-5.68%	1.43%	4.03%	5.42%
NVN	-6.56%	0.39%	3.80%	5.39%
NUN	-5.91%	0.81%	3.83%	5.24%
NNF	-5.51%	1.36%	3.89%	5.14%
NKO	-4.45%	1.57%	4.04%	N/A
NRK	-5.83%	-0.47%	4.10%	N/A

Standard & Poor’s (S&P) New York Municipal Bond Index1	-3.53%	1.47%	4.10%	4.72%
Standard & Poor’s (S&P) Insured National Municipal Bond Index2	-4.61%	0.90%	3.67%	4.62%
Lipper Single-State Insured Municipal Debt Funds Average3	-7.64%	-0.69%	3.40%	4.85%

For the six months ended March 31, 2011, the cumulative returns on common share net asset value (NAV) for these New York Funds underperformed the return for the Standard & Poor’s (S&P) New York Municipal Bond Index. NKO exceeded the return for the Standard & Poor’s (S&P) Insured National Municipal Bond Index, while the remaining five Funds lagged this measure. All six of the New York Funds outperformed the average return for the Lipper Single-State Insured Municipal Debt Funds Average.

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, credit exposure, and sector allocation. The use of financial leverage also factored into the Funds’ performance. Leverage is discussed in more detail below.

*	Six-month returns are cumulative; all other returns are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

1
The Standard & Poor’s (S&P) New York Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade New York municipal bond market. This index does not reflect any initial or ongoing expenses and is not available for direct investment.

2
The Standard & Poor’s (S&P) Insured National Municipal Bond Index is a national unleveraged, market value-weighted index designed to measure the performance of the tax-exempt insured U.S. municipal bond market. This index does not reflect any initial or ongoing expenses and is not available for direct investment.

3
The Lipper Single-State Insured Municipal Debt Funds Average is calculated using the returns of all leveraged and unleveraged closed-end funds in this category for each period as follows: 6-month, funds, 1-year, 44 funds; 5-year, 44 funds; and 10-year, 24 funds. The performance of the Lipper Single-State Insured Municipal Debt Funds Average represents the overall average of returns for funds from eight different states with a wide variety of municipal market conditions. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

6	Nuveen Investments

During this period, municipal bonds with shorter maturities generally outperformed other maturity categories, with credits at the longest end of the yield curve posting the weakest returns. Among these six Funds, NKO was the most advantageously positioned in terms of duration and yield curve positioning, with more exposure to the outperforming shorter part of the curve. Duration and yield curve positioning also was a modestly positive contributor to the performance of NQN, NUN, NNF and NRK. NVN, on the other hand, had the longest duration among these six Funds, and its greater exposure to the underperforming long end of the curve detracted from its performance.

Credit exposure also played an important role in performance. During the market reversal of late 2010, as the redemption activity in high-yield funds increased, lower-rated credits were negatively impacted. For the period as a whole, bonds rated BBB typically underperformed those rated AAA. Overall, the credit exposure of these Funds had a positive to neutral impact on their performance.

Holdings that generally helped the Funds’ returns included resource recovery bonds, housing credits, and general obligation and other tax-supported bonds. The health care sector of the New York market also was a modest outperformer. In general, these Funds tended to be overweighted in housing and health care bonds, which enhanced their returns. In addition, pre-refunded bonds, which are typically backed by U.S. Treasury securities, were among the stronger performers during this period, primarily due to their shorter effective maturities and higher credit quality.

In contrast, the industrial development revenue (IDR), transportation, and “other revenue” sectors turned in relatively weaker performance and zero coupon bonds were among the poorest performers. The insured segment as a whole also failed to keep pace with the general municipal market return for the six months. These Funds were generally underweighted in transportation and “other revenue,” which lessened the negative impact of these sectors.

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of most of these Funds relative to the comparative indexes was the Funds’ use of structural leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. This is what happened in these Funds during this period, and the use of structural leverage hurt their overall performance.

Nuveen Investments	7

RECENT DEVELOPMENTS REGARDING THE FUNDS’ REDEMPTION OF AUCTION RATE PREFERRED SHARES

Shortly after their respective inception, each of the Funds issued auction rate preferred shares (ARPS) to create structural leverage. As noted in past shareholder reports, the ARPS issued by many closed-end funds, including these Funds, have been hampered by a lack of liquidity since February 2008. Since that time, more ARPS have been submitted for sale in each of their regularly scheduled auctions than there have been offers to buy. In fact, offers to buy have been almost completely nonexistent since late February 2008. This means that these auctions have “failed to clear,” and that many, or all, of the ARPS shareholders who wanted to sell their shares in these auctions were unable to do so. This lack of liquidity in ARPS did not lower the credit quality of these shares, and ARPS shareholders unable to sell their shares continued to receive distributions at the “maximum rate” applicable to failed auctions, as calculated in accordance with the pre-established terms of the ARPS. In the recent market, with short term rates at multi-generational lows, those maximum rates also have been low.

One continuing implication for common shareholders from the auction failures is that each Fund’s cost of leverage likely has been incrementally higher at times than it otherwise might have been had the auctions continued to be successful. As a result, each Fund’s common share earnings likely have been incrementally lower at times than they otherwise might have been.

As noted in past shareholder reports, the Nuveen funds’ Board of Directors/Trustees authorized several methods that can be used separately or in combination to refinance a portion of the Nuveen funds’ outstanding ARPS. Some funds have utilized tender option bonds (TOBs), also known as inverse floating rate securities, for leverage purposes. The amount of TOBs that a fund may use varies according to the composition of each fund’s portfolio. Some funds have a greater ability to use TOBs than others. Some funds have issued Variable Rate Demand Preferred (VRDP) Shares as well as Variable MuniFund Term Preferred (VMTP) Shares, which are a floating rate form of preferred stock with a mandatory term redemption. Some funds have issued MuniFund Term Preferred (MTP) Shares, a fixed rate form of preferred stock with a mandatory redemption period of three to five years.

While all these efforts have reduced the total amount of outstanding ARPS issued by the Nuveen funds, the funds cannot provide any assurance on when the remaining outstanding ARPS might be redeemed.

During 2010 and 2011, certain Nuveen leveraged closed-end funds (including NVN and NUN) received a demand letter from a law firm on behalf of purported holders of common shares of each such fund, alleging that Nuveen and the funds’ officers and

8	Nuveen Investments

Board of Directors/Trustees breached their fiduciary duties related to the redemption at par of the funds’ ARPS. In response, the Board established an ad hoc Demand Committee consisting of certain of its disinterested and independent Board members to investigate the claims. The Demand Committee retained independent counsel to assist it in conducting an extensive investigation. Based upon its investigation, the Demand Committee found that it was not in the best interests of each fund or its shareholders to take the actions suggested in the demand letters, and recommended that the full Board reject the demands made in the demand letters. After reviewing the findings and recommendation of the Demand Committee, the full Board of each fund unanimously adopted the Demand Committee’s recommendation.

Subsequently, the funds that received demand letters (including NUN) were named in a consolidated complaint as nominal defendants in a putative shareholder derivative action captioned Martin Safier, et al. v. Nuveen Asset Management, et al. that was filed in the Circuit Court of Cook County, Illinois, Chancery Division (the “Cook County Chancery Court”) on February 18, 2011 (the “Complaint”). The Complaint, filed on behalf of purported holders of each fund’s common shares, also name Nuveen Fund Advisors, Inc. as a defendant, together with current and former Officers and interested Director/Trustees of each of the funds (together with the nominal defendants, collectively, the “Defendants”). The Complaint contains the same basic allegations contained in the demand letters. The suits seek a declaration that the Defendants have breached their fiduciary duties, an order directing the Defendants not to redeem any ARPS at their liquidation value using fund assets, indeterminate monetary damages in favor of the funds and an award of plaintiffs’ costs and disbursements in pursuing the action. Nuveen Fund Advisors, Inc. believes that the Complaint is without merit, and is defending vigorously against these charges.

As of March 31, 2011, the amount of ARPS redeemed by the Funds is shown in the accompanying table.

Fund	ARPS Redeemed	% of Original ARPS
NQN	$144,000,000	100.0%
NVN	$193,000,000	100.0%
NUN	$197,000,000	100.0%
NNF	$14,650,000	22.5%
NKO	$61,000,000	100.0%
NRK	$27,000,000	100.0%

Nuveen Investments	9

MTP

As noted in previous shareholder reports, as of March 31, 2011, the following Fund has issued and outstanding MTP Shares, at liquidation value, as shown in the accompanying table.

MTP Shares
Fund	at Liquidation Value
NRK	27,680,000

VRDP

As noted in previous shareholder reports, as of March 31, 2011, the following Fund has issued and outstanding VRDP Shares, at liquidation value, as shown in the accompanying table.

VRDP Shares
Fund	at Liquidation Value
NQN	112,300,000
NVN	164,800,000
NKO	50,000,000

During the current reporting period, NUN issued $161.7 million of VRDP to redeem at par its remaining outstanding ARPS. As noted previously, VRDP is a newly-developed instrument that essentially replaces all or a portion of the ARPS used as leverage and potentially could be used to refinance all or a portion of the ARPS of other funds. VRDP shares include a liquidity feature that allows holders of VRDP to have their shares purchased by a liquidity provider in the event that sell orders have not been matched with purchase orders and successfully settled in a remarketing. VRDP is offered only to qualified institutional buyers, defined pursuant to Rule 144A under the Securities Act of 1933.

(Refer to Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies and Footnote 4 – Fund Shares for further details on MTP and VRDP Shares.)

At the time this report was prepared, all 84 of the Nuveen closed-end municipal funds that had issued ARPS have redeemed at par all or a portion of these shares. These redemptions bring the total amount of Nuveen’s municipal closed-end funds’ ARPS redemptions to approximately $8.8 billion of the approximately $11.0 billion originally outstanding.

For up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at: http://www.nuveen.com/arps.

10	Nuveen Investments

Regulatory Matter

During May 2011, Nuveen Securities, LLC (Nuveen) entered into a settlement with the Financial Industry Regulatory Authority (FINRA) with respect to certain allegations regarding Nuveen-sponsored closed-end fund Auction Rate Preferred Securities (ARPS) marketing brochures. As part of this settlement, Nuveen neither admitted to nor denied FINRA’s allegations. Nuveen is the broker-dealer subsidiary of Nuveen Investments, Inc.

The settlement with FINRA concludes an investigation that followed the widespread failure of auctions for ARPS and other auction rate securities, which generally began in mid-February 2008. In the settlement, FINRA alleged that certain marketing materials provided by Nuveen were false and misleading. Nuveen agreed to a censure and the payment of a $3 million fine.

Nuveen Investments	11

Common Share Dividend
and Share Price Information

The dividends of NQN, NVN, NUN, NNF, NKO and NRK remained stable throughout the six-month period ended March 31, 2011.

Due to normal portfolio activity, common shareholders of the following Funds received capital gains distributions in December 2010 as follows:

Long-Term Capital Gains
Fund	(per share)
NQN	$0.0507
NVN	$0.0292
NUN	$0.0044

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of March 31, 2011, all of the Funds in this report had positive UNII balances, based upon our best estimate, for both tax and financial reporting purposes.

COMMON SHARE REPURCHASES AND SHARE PRICE INFORMATION

As of March 31, 2011, and since the inception of the Funds’ repurchase program, the Funds have cumulatively repurchased and retired their common shares as shown in the accompanying table.

Fund	Common Shares Repurchased and Retired	% of Outstanding Common Shares
NQN	105,600	0.6%
NVN	118,000	0.5%
NUN	159,800	0.7%
NNF	85,700	1.0%
NKO	27,000	0.3%
NRK	6,800	0.2%

During the six-month reporting period, the Funds did not repurchase any of their outstanding common shares.

12	Nuveen Investments

As of March 31, 2011 and during the six-month reporting period, the Funds’ share prices were trading at (-) discounts to their NAVs as shown in the accompanying table.

	3/31/11	Six-Month Average
Fund	(-)Discount	(-)Discount
NQN	(-)7.11%	(-)6.49%
NVN	(-)5.38%	(-)5.46%
NUN	(-)5.36%	(-)4.90%
NNF	(-)4.21%	(-)5.96%
NKO	(-)5.51%	(-)6.97%
NRK	(-)6.95%	(-)6.57%

Nuveen Investments	13

NQN	Nuveen New York
Performance	Investment Quality
OVERVIEW	Municipal Fund, Inc.
as of March 31, 2011

Fund Snapshot
Common Share Price	$13.19
Common Share Net Asset Value (NAV)	$14.20
Premium/(Discount) to NAV	-7.11%
Market Yield	6.10%
Taxable-Equivalent Yield3	9.09%
Net Assets Applicable to Common Shares ($000)	$248,829

Average Annual Total Return
(Inception 11/20/90)
	On Share Price	On NAV
6-Month (Cumulative)	-8.69%	-5.68%
1-Year	-1.27%	1.43%
5-Year	3.84%	4.03%
10-Year	5.53%	5.42%

Portfolio Composition4
(as a % of total investments)
Tax Obligation/Limited	37.4%
Education and Civic Organizations	15.8%
Health Care	12.7%
Transportation	8.3%
Tax Obligation/General	7.8%
Utilities	6.6%
Water and Sewer	5.8%
Other	5.6%

Insurers4
(as a % of total Insured investments)
NPFG5	29.5%
AMBAC	26.0%
FGIC	18.2%
AGM	18.2%
Other	8.1%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance for more information. At the end of the reporting period, 90% of the Fund’s total investments are invested in Insured securities.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

4	Holdings are subject to change.
5	MBIA’s public finance subsidiary.
6	The Fund paid shareholders a capital gains distribution in December 2010 of $0.0507 per share.

14	Nuveen Investments

NVN	Nuveen New York
Performance	Select Quality
OVERVIEW	Municipal Fund, Inc.
as of March 31, 2011

Fund Snapshot
Common Share Price	$13.54
Common Share Net Asset Value (NAV)	$14.31
Premium/(Discount) to NAV	-5.38%
Market Yield	6.20%
Taxable-Equivalent Yield3	9.24%
Net Assets Applicable to Common Shares ($000)	$331,896

Average Annual Total Return
(Inception 5/22/91)
	On Share Price	On NAV
6-Month (Cumulative)	-9.20%	-6.56%
1-Year	3.27%	0.39%
5-Year	3.91%	3.80%
10-Year	5.53%	5.39%

Portfolio Composition4
(as a % of total investments)
Tax Obligation/Limited	35.0%
Education and Civic Organizations	15.3%
Health Care	10.5%
Utilities	8.6%
U.S. Guaranteed	8.1%
Transportation	7.0%
Water and Sewer	6.3%
Tax Obligation/General	5.4%
Other	3.8%

Insurers4
(as a % of total Insured investments)
NPFG5	30.5%
AMBAC	26.7%
FGIC	18.7%
AGM	18.5%
Other	5.6%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance for more information. At the end of the reporting period, 89% of the Fund’s total investments are invested in Insured securities.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

4	Holdings are subject to change.
5	MBIA’s public finance subsidiary.
6	The Fund paid shareholders a capital gains distribution in December 2010 of $0.0292 per share.

Nuveen Investments	15

NUN	Nuveen New York
Performance	Quality Income
OVERVIEW	Municipal Fund, Inc.
as of March 31, 2011

Fund Snapshot
Common Share Price	$13.42
Common Share Net Asset Value (NAV)	$14.18
Premium/(Discount) to NAV	-5.36%
Market Yield	6.17%
Taxable-Equivalent Yield3	9.20%
Net Assets Applicable to Common Shares ($000)	$336,770

Average Annual Total Return
(Inception 11/20/91)
	On Share Price	On NAV
6-Month (Cumulative)	-8.41%	-5.91%
1-Year	2.86%	0.81%
5-Year	3.76%	3.83%
10-Year	5.26%	5.24%

Portfolio Composition4
(as a % of total investments)
Tax Obligation/Limited	34.6%
Education and Civic Organizations	15.6%
U.S. Guaranteed	11.0%
Transportation	10.0%
Health Care	9.7%
Utilities	7.3%
Water and Sewer	5.3%
Other	6.5%

Insurers4
(as a % of total Insured investments)
NPFG5	28.3%
AGM	26.0%
AMBAC	21.1%
FGIC	20.7%
Other	3.9%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance for more information. At the end of the reporting period, 92% of the Fund’s total investments are invested in Insured securities.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

4	Holdings are subject to change.
5	MBIA’s public finance subsidiary.
6	The Fund paid shareholders a capital gains distribution in December 2010 of $0.0044 per share.

16	Nuveen Investments

NNF	Nuveen Insured New York
Performance	Premium Income
OVERVIEW	Municipal Fund, Inc.
as of March 31, 2011

Fund Snapshot
Common Share Price	$13.87
Common Share Net Asset Value (NAV)	$14.48
Premium/(Discount) to NAV	-4.21%
Market Yield	5.58%
Taxable-Equivalent Yield3	8.32%
Net Assets Applicable to Common Shares ($000)	$119,406

Average Annual Total Return
(Inception 12/17/92)
	On Share Price	On NAV
6-Month (Cumulative)	-6.06%	-5.51%
1-Year	5.51%	1.36%
5-Year	4.55%	3.89%
10-Year	5.55%	5.14%

Portfolio Composition4
(as a % of total investments)
Tax Obligation/Limited	39.3%
Education and Civic Organizations	14.3%
Health Care	12.9%
Transportation	9.9%
Water and Sewer	6.4%
U.S. Guaranteed	5.3%
Other	11.9%

Insurers4
(as a % of total Insured investments)
AMBAC	27.5%
NPFG5	25.2%
AGM	23.8%
FGIC	16.3%
Other	7.2%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance for more information. At the end of the reporting period, 92% of the Fund’s total investments are invested in Insured securities.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

4	Holdings are subject to change.
5	MBIA’s public finance subsidiary.

Nuveen Investments	17

NKO	Nuveen Insured New York
Performance	Dividend Advantage
OVERVIEW	Municipal Fund
as of March 31, 2011

Fund Snapshot
Common Share Price	$13.54
Common Share Net Asset Value (NAV)	$14.33
Premium/(Discount) to NAV	-5.51%
Market Yield	5.72%
Taxable-Equivalent Yield3	8.52%
Net Assets Applicable to Common Shares ($000)	$113,766

Average Annual Total Return
(Inception 3/25/02)
	On Share Price	On NAV
6-Month (Cumulative)	-5.38%	-4.45%
1-Year	5.20%	1.57%
5-Year	3.22%	4.04%
Since Inception	4.94%	5.75%

Portfolio Composition4
(as a % of total investments)
Tax Obligation/Limited	32.3%
Education and Civic Organizations	15.5%
Transportation	11.7%
Health Care	9.9%
Utilities	8.6%
U.S Guaranteed	6.9%
Tax Obligation/General	5.3%
Other	9.8%

Insurers4
(as a % of total Insured investments)
AGM	28.4%
NPFG5	27.7%
AMBAC	19.2%
FGIC	18.6%
Other	6.1%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance for more information. At the end of the reporting period, 88% of the Fund’s total investments are invested in Insured securities.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

4	Holdings are subject to change.
5	MBIA’s public finance subsidiary.

18	Nuveen Investments

NRK	Nuveen Insured New York
Performance	Tax-Free Advantage
OVERVIEW	Municipal Fund
as of March 31, 2011

Fund Snapshot
Common Share Price	$13.12
Common Share Net Asset Value (NAV)	$14.10
Premium/(Discount) to NAV	-6.95%
Market Yield	5.63%
Taxable-Equivalent Yield3	8.39%
Net Assets Applicable to Common Shares ($000)	$49,436

Average Annual Total Return
(Inception 11/21/02)
	On Share Price	On NAV
6-Month (Cumulative)	-8.59%	-5.83%
1-Year	-1.42%	-0.47%
5-Year	3.96%	4.10%
Since Inception	3.84%	4.97%

Portfolio Composition4
(as a % of total investments)
Tax Obligation/Limited	29.4%
U.S. Guaranteed	21.5%
Education and Civic Organizations	14.8%
Health Care	14.2%
Transportation	8.8%
Other	11.3%

Insurers4
(as a % of total Insured investments)
AMBAC	28.9%
NPFG5	28.8%
FGIC	16.5%
AGM	12.2%
AGC	6.2%
Other	7.4%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance for more information. At the end of the reporting period, 90% of the Fund’s total investments are invested in Insured securities.

2
Ratings shown are the highest of Standard & Poor’s Group, Moody’s Investor Service, Inc. or Fitch, Inc. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below-investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

3
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

4	Holdings are subject to change.
5	MBIA’s public finance subsidiary.

Nuveen Investments	19

Nuveen New York Investment Quality Municipal Fund, Inc.
NQN	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 24.9% (15.8% of Total Investments)
$3,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, Culinary Institute of America, Series 1999, 5.000%, 7/01/22 – NPFG Insured	7/11 at 100.00	Baa1	$3,501,225
1,880	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, St. Anne Institute, Issue 2, Series 1998E, 5.000%,	7/11 at 100.00	N/R	1,885,114
	7/01/18 – AMBAC Insured
935	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	BBB	840,584
6,500	Dormitory Authority of the State of New York, Insured Revenue Bonds,	7/11 at 100.00	Baa1	6,517,225
	New York Medical College, Series 1998, 5.000%, 7/01/21 – NPFG Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/18 – AMBAC Insured	7/11 at 100.00	Aa3	2,008,000
3,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	Aa2	3,238,530
1,730	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	1,743,702
2,080	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured	7/16 at 100.00	Aa2	2,074,592
550	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	BBB	509,113
1,150	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2005, 5.000%, 7/01/21 – NPFG Insured	7/15 at 100.00	Baa1	1,133,153
1,980	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011, 5.750%, 11/01/40 – AGM Insured	5/21 at 100.00	AA+	2,002,532
740	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA–	740,141
2,400	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009A, 5.250%, 7/01/34	7/19 at 100.00	AA–	2,410,152
3,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009B, 5.000%, 7/01/39	7/19 at 100.00	AA–	2,883,540
1,200	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2008C, 5.000%, 7/01/37	7/20 at 100.00	Aa1	1,200,348
	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2010A:
5,000	5.000%, 7/01/35	7/20 at 100.00	Aa1	5,030,900
5,000	5.000%, 7/01/40	7/20 at 100.00	Aa1	4,995,800
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A:
575	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	624,289
460	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	497,076
4,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.000%,	7/15 at 100.00	AA–	4,770,360
	7/01/19 – FGIC Insured
2,390	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	1,915,800
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
890	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	817,830
6,080	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	Baa1	5,225,152
3,685	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	2,858,970
2,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural History, Series 2004A, 5.000%, 7/01/36 – NPFG Insured	7/14 at 100.00	AA	1,945,320
800	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A	732,584
64,025	Total Education and Civic Organizations			62,102,032

20	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care – 20.1% (12.7% of Total Investments)
$590	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34	8/19 at 100.00	AAA	$652,870
	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Montefiore Medical Center, Series 1999:
530	5.250%, 8/01/19 – AMBAC Insured	8/11 at 100.00	N/R	531,532
4,000	5.500%, 8/01/38 – AMBAC Insured	8/11 at 100.00	N/R	3,938,520
1,715	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured	8/17 at 100.00	AA+	1,740,125
2,575	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	BBB	2,544,383
3,535	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	BBB	3,598,383
1,500	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/22 – NPFG Insured	7/11 at 100.00	A3	1,501,935
8,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%, 7/01/22 – NPFG Insured	7/11 at 100.00	A3	8,010,318
1,325	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series 2007B, 5.250%, 7/01/27 – AGC Insured	7/17 at 100.00	AA+	1,334,712
6,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2003-1, 5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	AA	6,160,800
1,955	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AA+	2,090,931
1,805	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Health System Obligated Group, Series 1998, 5.000%, 11/01/23 – NPFG Insured	5/11 at 100.00	Baa1	1,804,874
1,585	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian Hospital Project, Series 2007, 5.000%, 8/15/36 – AGM Insured	8/14 at 100.00	AA+	1,506,257
8,525	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health System Obligated Group, Series 2001B, 5.250%, 7/01/26 – AMBAC Insured	7/11 at 101.00	Baa1	8,233,614
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
3,150	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	3,242,012
2,100	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	2,174,949
935	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2010-C2, 6.125%, 11/01/37	11/20 at 100.00	A3	913,963
49,825	Total Health Care			49,980,178
	Housing/Multifamily – 4.6% (2.9% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A:
1,230	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	1,344,095
1,230	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	1,339,470
5,740	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A, 5.000%, 7/01/25 – NPFG Insured (UB)	7/15 at 100.00	AA+	5,841,713
420	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A, 4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)	1/17 at 100.00	AAA	373,388
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%, 11/01/37 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	1,875,480
450	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B, 4.500%, 11/01/29	5/19 at 100.00	Aa2	416,786
	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A:
110	6.100%, 11/01/15 – AGM Insured	5/11 at 100.00	AA+	110,466
150	6.125%, 11/01/20 – AGM Insured	5/11 at 100.00	AA+	150,164
11,330	Total Housing/Multifamily			11,451,562

Nuveen Investments	21

Nuveen New York Investment Quality Municipal Fund, Inc. (continued)
NQN	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 12.4% (7.8% of Total Investments)
$3,000	Dormitory Authority of the State of New York, School Districts Revenue Bond Financing Program, Peekskill City School District, Series 2005D, 5.000%, 10/01/33 – NPFG Insured	10/15 at 100.00	Aa3	$2,878,710
1,200	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – NPFG Insured	3/13 at 100.00	A2	1,271,892
635	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – NPFG Insured	No Opt. Call	A2	676,466
1,000	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002, 5.000%, 3/01/16 – FGIC Insured	3/12 at 100.00	A3	1,019,020
400	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	409,416
3,000	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/23	8/19 at 100.00	AA	3,182,940
2,300	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 – FGIC Insured	3/15 at 100.00	AA	2,438,230
	New York City, New York, General Obligation Bonds:
3,000	5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AA+	3,156,840
2,300	5.000%, 11/01/20 – AGM Insured (UB)	11/14 at 100.00	AA+	2,406,490
	Pavilion Central School District, Genesee County, New York, General Obligation Bonds, Series 2005:
1,650	5.000%, 6/15/16 – AGM Insured	6/15 at 100.00	AA+	1,807,014
1,815	5.000%, 6/15/18 – AGM Insured	6/15 at 100.00	AA+	1,954,592
1,145	Three Village Central School District, Brookhaven and Smithtown, Suffolk County, New York, General Obligation Bonds, Series 2005, 5.000%,	No Opt. Call	Aa2	1,301,922
	6/01/18 – FGIC Insured
1,620	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds, Series 2005, 5.000%, 10/01/16 – AGM Insured	10/15 at 100.00	Aa3	1,821,091
6,110	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	A2	6,542,771
29,175	Total Tax Obligation/General			30,867,394
	Tax Obligation/Limited – 57.2% (36.1% of Total Investments)
1,575	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series 2005A, 5.250%, 7/01/24 – CIFG Insured	7/15 at 100.00	AA–	1,632,440
1,340	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program – Anderson School, Series 1999E, Issue 2, 5.750%, 7/01/19 – AMBAC Insured	7/11 at 100.00	N/R	1,351,283
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School District Program, Series 1999, 5.750%, 7/01/19 – NPFG Insured	7/11 at 100.00	Baa1	2,016,700
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, Nassau County Board of Cooperative Educational Services, Series 2001A, 5.250%,	8/11 at 100.00	AA+	1,013,730
	8/15/21 – AGM Insured
1,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – AGM Insured	8/14 at 100.00	AA+	1,531,575
2,410	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%, 7/01/20 – FGIC Insured	7/14 at 100.00	AA–	2,520,402
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005D-1:
2,120	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	2,334,247
1,200	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,228,704
4,600	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D, 5.250%, 10/01/23 – NPFG Insured	10/12 at 100.00	A+	4,755,572
3,135	Dormitory Authority of the State of New York, Secured Hospital Insured Revenue Bonds, Southside Hospital, Series 1998, 5.000%, 2/15/25 – NPFG Insured	8/11 at 100.00	Aa3	3,064,306
375	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	392,651
2,400	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2009A, 5.000%, 5/01/31	No Opt. Call	AA–	2,393,856
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2003:
1,000	5.750%, 5/01/20 – AGM Insured	5/12 at 100.00	AA+	1,038,250
1,200	5.750%, 5/01/22 – AGM Insured	5/12 at 100.00	AA+	1,240,872

22	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2004:
$1,290	5.750%, 5/01/26 – AGM Insured (UB)	5/14 at 100.00	AA+	$1,314,910
1,780	5.750%, 5/01/27 – AGM Insured (UB)	5/18 at 100.00	AA+	1,925,373
5,630	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2007A, 5.750%,	5/17 at 100.00	AA+	6,008,336
	5/01/28 – AGM Insured (UB)
10,735	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	8,808,921
6,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AA+	6,175,740
2,760	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B, 5.500%, 7/01/18 – NPFG Insured	7/12 at 100.00	AA–	2,895,268
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
1,250	5.500%, 1/01/19 – NPFG Insured	7/12 at 100.00	AA–	1,309,738
2,000	5.500%, 1/01/20 – NPFG Insured	7/12 at 100.00	AA–	2,094,180
2,000	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	2,003,440
4,095	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA–	3,957,121
4,500	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.750%, 7/01/18 – AGM Insured (UB)	No Opt. Call	AA+	5,176,080
4,820	Nassau County Interim Finance Authority, New York, Sales and Use Tax Revenue Bonds, Series 2004H, 5.250%, 11/15/13 – AMBAC Insured	No Opt. Call	AAA	5,366,106
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2003A:
2,115	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	2,264,086
1,305	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	1,344,659
1,305	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	1,340,235
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2008, Trust 2901:
2,200	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,294,754
1,600	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	1,673,568
6,640	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	6,752,814
1,500	5.000%, 10/15/32 – AMBAC Insured (UB)	10/14 at 100.00	AAA	1,512,300
1,660	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 – NPFG Insured	2/13 at 100.00	AAA	1,742,170
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/19 – SYNCORA GTY Insured	2/14 at 100.00	AAA	2,154,500
3,910	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/22 – NPFG Insured	2/13 at 100.00	AAA	4,094,005
	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A:
3,785	5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	AA+	3,936,741
1,000	5.750%, 4/01/41	4/21 at 100.00	AA–	1,012,130
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option Bonds Trust 3095:
700	13.359%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AA+	732,319
3,195	13.345%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	2,988,252
3,000	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%, 4/01/16 – AGM Insured (UB)	No Opt. Call	AAA	3,401,490
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B:
7,350	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	8,420,305
1,500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	1,555,965
1,750	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A, 5.000%, 3/15/24 – AMBAC Insured	9/14 at 100.00	AAA	1,835,173

Nuveen Investments	23

Nuveen New York Investment Quality Municipal Fund, Inc. (continued)
NQN	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
$6,300	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	$6,579,844
1,000	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	1,024,370
4,500	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	4,640,670
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 – AGM Insured	3/15 at 100.00	AAA	1,011,950
1,000	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School Facility, Series 2005, 5.000%, 6/15/28 – AGM Insured	6/15 at 100.00	AA+	980,150
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.000%, 8/01/40 – AGM Insured	2/20 at 100.00	AA+	1,817,300
295	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.125%, 8/01/42 – AGM Insured	8/20 at 100.00	AA+	271,539
1,325	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Hampton Bays Public Library, Series 1999A, 6.000%, 10/01/19 – NPFG Insured	10/11 at 101.00	Baa1	1,354,190
2,770	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)	1/17 at 100.00	BBB–	2,031,934
139,420	Total Tax Obligation/Limited			142,317,214
	Transportation – 13.1% (8.3% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A:
700	4.750%, 11/15/27 – NPFG Insured	11/15 at 100.00	AA+	685,783
3,000	4.750%, 11/15/30 – AMBAC Insured	11/15 at 100.00	A	2,777,610
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A, 5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	A	2,108,200
710	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%, 1/01/25 – FGIC Insured	1/18 at 100.00	A+	731,463
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
1,955	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	2,021,235
5,360	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	5,343,438
1,500	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM Insured (UB)	7/15 at 100.00	AA+	1,503,015
2,300	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)	10/11 at 100.00	Baa1	2,239,142
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
2,080	5.000%, 12/01/19 – AGM Insured	6/15 at 101.00	AA+	2,241,408
2,625	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	2,667,263
1,475	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,478,393
870	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.512%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA+	858,481
5,025	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	6/11 at 100.00	Baa1	4,716,716
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3	885,932
2,300	5.250%, 11/15/22 – NPFG Insured	11/12 at 100.00	Aa3	2,377,832
32,680	Total Transportation			32,635,911

24	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 4.2% (2.7% of Total Investments) (4)
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 2001B:
$75	5.500%, 8/15/19 (Pre-refunded 8/15/11) – NPFG Insured	8/11 at 100.00	AA– (4)	$76,457
25	5.500%, 8/15/19 (Pre-refunded 8/15/11) – NPFG Insured	8/11 at 100.00	AA– (4)	25,486
685	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk County Issue, Series 1986, 7.375%, 7/01/16 – BIGI Insured (ETM)	No Opt. Call	Aaa	793,299
945	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)	6/11 at 100.00	N/R (4)	984,454
5,090	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A, 5.000%, 4/01/23 (Pre-refunded 10/01/15) – FGIC Insured	10/15 at 100.00	AAA	5,894,882
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AAA	1,138,720
1,435	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C, 5.250%, 8/01/20 (Pre-refunded 8/01/12) – AMBAC Insured	8/12 at 100.00	AAA	1,527,156
9,255	Total U.S. Guaranteed			10,440,454
	Utilities – 10.5% (6.6% of Total Investments)
2,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A, 5.000%, 9/01/27 – AGM Insured	9/11 at 100.00	AA+	2,500,700
2,620	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C, 5.000%, 9/01/16 – CIFG Insured	9/13 at 100.00	A3	2,797,191
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
4,540	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	4,669,481
6,160	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A–	6,280,305
3,000	5.000%, 12/01/26 – AGC Insured	6/16 at 100.00	AA+	3,042,030
625	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A–	591,913
3,310	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 5.500%, 5/01/33 – BHAC Insured	5/19 at 100.00	AA+	3,452,330
2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 1998A, 5.950%, 9/01/33 – NPFG Insured (Alternative Minimum Tax)	9/11 at 100.00	Baa1	1,919,900
760	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa2	805,737
25,515	Total Utilities			26,059,587
	Water and Sewer – 9.2% (5.8% of Total Investments)
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27	6/19 at 100.00	AA+	3,130,020
5,030	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – NPFG Insured (UB)	6/15 at 100.00	AAA	5,158,969
2,575	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)	6/16 at 100.00	AAA	2,504,677
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured	6/14 at 100.00	AAA	2,931,810

Nuveen Investments	25

Nuveen New York Investment Quality Municipal Fund, Inc. (continued)
NQN	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$3,845	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds Master Financing, Series 2010C, 5.000%, 10/15/35	4/20 at 100.00	AAA	$3,849,078
5,200	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 – NPFG Insured (UB)	6/15 at 100.00	AAA	5,322,252
22,650	Total Water and Sewer			22,896,806
$383,875	Total Long-Term Investments (cost $390,606,703) – 156.2% (98.7% of Total Investments)			388,751,138
	Short-Term Investments – 2.0% (1.3% of Total Investments)
	Tax Obligation/Limited – 2.0% (1.3% of Total Investments)
$4,950	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Variable Rate Demand Revenue Obligations, Series 2008A, 0.330%,	7/11 at 100.00	A-1	4,950,000
	11/01/31 – AGM Insured (5)
	Total Short-Term Investments (cost $4,950,000)			4,950,000
	Total Investments (cost $395,556,703) – 158.2%			393,701,138
	Floating Rate Obligations – (14.9)%			(37,145,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (45.1)% (6)			(112,300,000)
	Other Assets Less Liabilities – 1.8%			4,572,554
	Net Assets Applicable to Common Shares – 100%			$248,828,692

The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance for more information.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)
Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short- term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.5%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

26	Nuveen Investments

Nuveen New York Select Quality Municipal Fund, Inc.
NVN	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 24.2% (15.3% of Total Investments)
$2,500	Dormitory Authority of the State of New York, General Revenue Bonds,	No Opt. Call	AA–	$2,593,050
	New York University, Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured
1,235	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	BBB	1,110,290
695	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University, Series 2002, 5.000%, 7/01/18 – FGIC Insured	7/12 at 100.00	A2	709,366
	Dormitory Authority of the State of New York, Insured Revenue Bonds,
	New York University, Series 2001-2:
1,350	5.500%, 7/01/18 – AMBAC Insured	7/11 at 100.00	AA–	1,362,704
800	5.500%, 7/01/20 – AMBAC Insured	7/11 at 100.00	AA–	808,360
600	5.500%, 7/01/21 – AMBAC Insured	7/11 at 100.00	AA–	606,270
2,125	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/19 – AMBAC Insured	7/11 at 100.00	Aa3	2,131,928
2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	Aa2	2,159,020
1,835	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	1,849,533
2,790	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured	7/16 at 100.00	Aa2	2,782,746
6,215	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2009A, 5.000%, 7/01/39	7/19 at 100.00	Aa2	5,973,734
735	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	BBB	680,360
	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000:
1,000	5.100%, 7/01/20 – NPFG Insured	7/11 at 101.00	Baa1	1,005,570
2,875	5.250%, 7/01/30 – NPFG Insured	7/11 at 101.00	Baa1	2,713,483
	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011:
1,000	5.625%, 11/01/35 – AGM Insured	5/21 at 100.00	AA+	1,006,450
1,020	5.750%, 11/01/40 – AGM Insured	5/21 at 100.00	AA+	1,031,608
995	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA–	995,189
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009A:
3,300	5.250%, 7/01/34	7/19 at 100.00	AA–	3,313,959
3,890	5.000%, 7/01/39	7/19 at 100.00	AA–	3,738,990
3,750	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009B, 5.000%, 7/01/39	7/19 at 100.00	AA–	3,604,425
1,600	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2008C, 5.000%, 7/01/37	7/20 at 100.00	Aa1	1,600,464
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A:
775	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	841,433
620	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	669,972
3,545	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate University, Tender Option Bond Trust 3127, 13.041%, 1/01/14 – AMBAC Insured (IF)	No Opt. Call	AA+	3,430,213
1,000	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, Hofstra University, Series 1998, 5.000%, 7/01/23 – NPFG Insured	7/11 at 100.00	A	1,001,770
7,250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Horace Mann School, Series 1998, 5.000%, 7/01/28 – NPFG Insured	7/11 at 100.00	Baa1	7,195,625

Nuveen Investments	27

Nuveen New York Select Quality Municipal Fund, Inc. (continued)
NVN	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$800	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Series 2009, 6.375%, 1/01/39 – AGC Insured	1/19 at 100.00	AA+	$821,520
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
2,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BB+	1,661,860
3,200	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	2,565,088
1,905	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA+	2,046,980
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
1,195	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	1,098,097
9,735	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	Baa1	8,366,259
5,830	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	4,523,147
2,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural History, Series 2004A, 5.000%, 7/01/36 – NPFG Insured	7/14 at 100.00	AA	1,945,320
1,390	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011, 5.500%, 7/01/33 (WI/DD, Settling 4/07/11) – AGM Insured	1/21 at 100.00	A2	1,422,526
1,100	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A	1,007,303
84,655	Total Education and Civic Organizations			80,374,612
	Health Care – 16.6% (10.5% of Total Investments)
2,660	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011, 6.125%, 11/15/30	11/20 at 100.00	BBB+	2,655,265
810	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34	8/19 at 100.00	AAA	896,314
5,730	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Montefiore Medical Center, Series 1999, 5.500%, 8/01/38 – AMBAC Insured	8/11 at 100.00	N/R	5,641,930
2,300	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured	8/17 at 100.00	AA+	2,333,695
2,655	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	BBB	2,623,432
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	BBB	1,017,930
6,430	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/24 – NPFG Insured	7/11 at 100.00	A3	6,433,922
	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series 2007B:
1,000	5.250%, 7/01/27 – AGC Insured	7/17 at 100.00	AA+	1,007,330
825	5.125%, 7/01/37 – AGC Insured	7/17 at 100.00	AA+	777,851
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2003-1:
2,500	5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	AA	2,567,000
3,210	5.000%, 7/01/22 – NPFG Insured	7/13 at 100.00	AA	3,338,015
2,705	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AA+	2,893,079
2,120	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian Hospital Project, Series 2007, 5.000%, 8/15/36 – AGM Insured	8/14 at 100.00	AA+	2,014,678
12,020	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health System Obligated Group, Series 2001A, 5.250%, 7/01/26 – AMBAC Insured	7/11 at 101.00	N/R	11,609,155
2,025	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health System Obligated Group, Series 2001B, 5.250%, 7/01/31 – AMBAC Insured	7/11 at 101.00	Baa1	1,881,731

28	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
$2,800	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	$2,881,788
3,065	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	3,174,390
1,320	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2010-C2, 6.125%, 11/01/37	11/20 at 100.00	A3	1,290,300
55,175	Total Health Care			55,037,805
	Housing/Multifamily – 4.2% (2.7% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A:
1,470	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	1,606,357
1,470	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	1,600,830
5,445	5.000%, 7/01/25 – NPFG Insured (UB)	7/15 at 100.00	AA+	5,541,485
1,421	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 – AMBAC Insured	4/11 at 105.00	N/R	1,495,391
540	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A, 4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)	1/17 at 100.00	AAA	480,071
3,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%, 11/01/37 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	2,813,220
	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A:
55	6.100%, 11/01/15 – AGM Insured	5/11 at 100.00	AA+	55,233
200	6.125%, 11/01/20 – AGM Insured	5/11 at 100.00	AA+	200,218
13,601	Total Housing/Multifamily			13,792,805
	Long-Term Care – 1.8% (1.1% of Total Investments)
	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Norwegian Christian Home and Health Center, Series 2001:
5,085	5.200%, 8/01/36 – NPFG Insured	8/11 at 101.00	Baa1	4,824,190
1,000	6.100%, 8/01/41 – NPFG Insured	8/11 at 105.00	Baa1	1,062,400
6,085	Total Long-Term Care			5,886,590
	Tax Obligation/General – 8.5% (5.4% of Total Investments)
1,500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – NPFG Insured	3/13 at 100.00	A2	1,589,865
745	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – NPFG Insured	No Opt. Call	A2	793,649
2,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 – NPFG Insured	12/15 at 100.00	A2	2,106,460
600	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	614,124
	New York City, New York, General Obligation Bonds, Fiscal Series 1998H:
85	5.125%, 8/01/25 – NPFG Insured	6/11 at 100.00	AA	85,217
70	5.375%, 8/01/27 – NPFG Insured	6/11 at 100.00	AA	70,158
2,900	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 – FGIC Insured	3/15 at 100.00	AA	3,074,290
	New York City, New York, General Obligation Bonds:
3,250	5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AA+	3,419,910
1,650	5.000%, 11/01/20 – AGM Insured (UB)	11/14 at 100.00	AA+	1,726,395
	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/16 – AMBAC Insured	No Opt. Call	AA–	1,147,738
960	6.700%, 2/15/17 – AMBAC Insured	No Opt. Call	AA–	1,167,082
960	6.700%, 2/15/18 – AMBAC Insured	No Opt. Call	AA–	1,179,264
960	6.700%, 2/15/19 – AMBAC Insured	No Opt. Call	AA–	1,194,566
960	6.700%, 2/15/20 – AMBAC Insured	No Opt. Call	AA–	1,196,746
747	6.700%, 2/15/21 – AMBAC Insured	No Opt. Call	AA–	939,704

Nuveen Investments	29

Nuveen New York Select Quality Municipal Fund, Inc. (continued)
NVN	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Rochester, New York, General Obligation Bonds, Series 1999:
$735	5.250%, 10/01/20 – NPFG Insured	No Opt. Call	Aa3	$817,585
735	5.250%, 10/01/21 – NPFG Insured	No Opt. Call	Aa3	815,806
730	5.250%, 10/01/22 – NPFG Insured	No Opt. Call	Aa3	807,920
730	5.250%, 10/01/23 – NPFG Insured	No Opt. Call	Aa3	799,708
730	5.250%, 10/01/24 – NPFG Insured	No Opt. Call	Aa3	797,102
730	5.250%, 10/01/25 – NPFG Insured	No Opt. Call	Aa3	793,379
725	5.250%, 10/01/26 – NPFG Insured	No Opt. Call	Aa3	785,632
2,190	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/19 – NPFG Insured	8/15 at 100.00	A2	2,259,686
25,652	Total Tax Obligation/General			28,181,986
	Tax Obligation/Limited – 53.9% (34.1% of Total Investments)
7,145	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School District Program, Series 1999, 5.750%, 7/01/19 – NPFG Insured	7/11 at 100.00	Baa1	7,204,661
3,610	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%, 7/01/20 – FGIC Insured	7/14 at 100.00	AA–	3,775,374
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005D-1:
670	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	737,710
1,715	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,756,023
7,925	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D, 5.250%, 10/01/23 – NPFG Insured	10/12 at 100.00	A+	8,193,024
1,090	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	1,141,306
3,300	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2009A, 5.000%, 5/01/31	No Opt. Call	AA–	3,291,552
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2003:
1,230	5.750%, 5/01/20 – AGM Insured	5/12 at 100.00	AA+	1,277,048
1,225	5.750%, 5/01/22 – AGM Insured	5/12 at 100.00	AA+	1,266,724
1,700	Erie county Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2004, 5.750%, 5/01/26 – AGM Insured (UB)	5/14 at 100.00	AA+	1,732,827
2,390	Erie county Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A, 5.750%, 5/01/28 – AGM Insured (UB)	5/18 at 100.00	AA+	2,573,146
7,545	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, 5.750%, 5/01/28 – AGM Insured (UB)	5/17 at 100.00	AA+	8,052,024
14,405	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	11,820,454
7,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AA+	7,719,675
4,600	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B, 5.500%, 7/01/18 – NPFG Insured	7/12 at 100.00	AA–	4,825,446
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
3,000	5.500%, 1/01/19 – NPFG Insured	7/12 at 100.00	AA–	3,143,370
5,000	5.500%, 1/01/20 – NPFG Insured	7/12 at 100.00	AA–	5,235,450
2,375	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	2,379,085
4,050	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA–	3,913,637
2,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2008, 5.750%, 7/01/18 – AGM Insured (UB)	No Opt. Call	AA+	2,300,480

30	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2003A:
$4,000	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	$4,281,960
1,560	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	1,607,408
1,560	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	1,602,120
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
3,640	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	3,796,775
1,960	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,050,121
5,420	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	5,512,086
1,500	5.000%, 10/15/32 – AMBAC Insured (UB)	10/14 at 100.00	AAA	1,512,300
5,600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	5,659,864
3,160	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 – NPFG Insured	2/13 at 100.00	AAA	3,316,420
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/19 – SYNCORA GTY Insured	2/14 at 100.00	AAA	2,154,500
3,800	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007B, 5.000%, 11/01/30	5/17 at 100.00	AAA	3,846,512
3,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/22 – NPFG Insured	2/13 at 100.00	AAA	3,664,710
4,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C, 5.500%, 11/01/35	11/20 at 100.00	AAA	4,186,280
1,660	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A, 5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	AA+	1,726,549
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option Bonds Trust 3095:
835	13.359%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AA+	873,552
3,955	13.345%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	3,699,072
	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds, Series 2001A:
875	5.125%, 5/15/19 – AMBAC Insured	5/11 at 100.00	A1	878,308
920	5.125%, 5/15/20 – AMBAC Insured	5/11 at 100.00	A1	923,312
965	5.250%, 5/15/21 – AMBAC Insured	5/11 at 100.00	A1	969,613
1,015	5.250%, 5/15/22 – AMBAC Insured	5/11 at 100.00	A1	1,018,816
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2004A, 5.000%, 4/01/22 – NPFG Insured	4/14 at 100.00	AA	1,062,620
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B:
8,455	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	9,686,216
1,500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	1,555,965
1,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A, 5.000%, 3/15/24 – AMBAC Insured	9/14 at 100.00	AAA	1,048,670
1,600	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A, 5.000%, 3/15/29	9/20 at 100.00	AAA	1,647,968
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
11,100	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	11,593,061
1,000	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	1,024,370
4,565	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	4,707,702
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 – AGM Insured	3/15 at 100.00	AAA	505,975

Nuveen Investments	31

Nuveen New York Select Quality Municipal Fund, Inc. (continued)
NVN	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E, 5.500%, 7/01/18 – AGM Insured	No Opt. Call	AA+	$4,305,000
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.000%, 8/01/40 – AGM Insured	2/20 at 100.00	AA+	2,271,625
1,175	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.125%, 8/01/42 – AGM Insured	8/20 at 100.00	AA+	1,081,552
3,715	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)	1/17 at 100.00	BBB–	2,725,138
176,510	Total Tax Obligation/Limited			178,835,156
	Transportation – 11.0% (7.0% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A:
1,900	4.750%, 11/15/27 – NPFG Insured	11/15 at 100.00	AA+	1,861,411
4,000	4.750%, 11/15/30 – AMBAC Insured	11/15 at 100.00	A	3,703,480
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A:
6,000	5.500%, 11/15/18 – AMBAC Insured	11/12 at 100.00	A	6,336,300
2,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	A	2,047,460
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002E:
1,335	5.500%, 11/15/21 – NPFG Insured	11/12 at 100.00	A	1,389,935
4,575	5.000%, 11/15/25 – NPFG Insured	11/12 at 100.00	A	4,581,085
955	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%, 1/01/25 – FGIC Insured	1/18 at 100.00	A+	983,870
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
2,625	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	2,713,935
425	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	423,687
1,650	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM Insured (UB)	7/15 at 100.00	AA+	1,653,317
2,500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)	10/11 at 100.00	Baa1	2,433,850
1,675	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,678,853
1,170	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.512%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA+	1,154,509
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E:
1,570	5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3	1,783,222
3,800	5.250%, 11/15/22 – NPFG Insured	11/12 at 100.00	Aa3	3,928,592
36,180	Total Transportation			36,673,506
	U.S. Guaranteed – 12.8% (8.1% of Total Investments) (4)
505	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial Facilities, Series 1991A, 9.500%, 4/15/14 – FGIC Insured (ETM)	4/11 at 104.42	Baa1 (4)	617,953
	Longwood Central School District, Suffolk County, New York, Series 2000:
1,000	5.750%, 6/15/19 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	A1 (4)	1,020,360
1,000	5.750%, 6/15/20 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	A1 (4)	1,020,360
4,695	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1998A, 5.250%, 7/01/28 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	N/R (4)	4,753,312
11,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A, 4.750%, 4/01/28 (Pre-refunded 10/01/15) – FGIC Insured	10/15 at 100.00	AAA	12,619,747

32	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
$4,000	5.000%, 4/01/17 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AAA	$4,554,880
3,250	5.000%, 4/01/29 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AAA	3,700,840
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2002B:
2,820	5.250%, 5/01/16 (Pre-refunded 11/01/11) – NPFG Insured	11/11 at 101.00	AAA	2,928,880
1,000	5.250%, 5/01/17 (Pre-refunded 11/01/11) – NPFG Insured	11/11 at 101.00	Aaa	1,038,610
6,750	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C, 5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured	8/12 at 100.00	AAA	7,183,485
3,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%, 4/01/19 (Pre-refunded 4/01/12) – AGM Insured	4/12 at 100.00	AAA	3,147,090
39,020	Total U.S. Guaranteed			42,585,517
	Utilities – 13.6% (8.6% of Total Investments)
900	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA+	791,568
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
4,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA+	2,243,040
4,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA+	2,094,920
15,000	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA+	7,349,100
3,000	0.000%, 6/01/27 – AGM Insured	No Opt. Call	AA+	1,373,790
4,500	0.000%, 6/01/28 – AGM Insured	No Opt. Call	AA+	1,917,990
3,000	0.000%, 6/01/29 – AGM Insured	No Opt. Call	AA+	1,193,190
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A, 5.000%, 9/01/27 – AGM Insured	9/11 at 100.00	AA+	3,000,840
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
6,010	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	6,181,405
7,735	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A–	7,886,065
4,000	5.000%, 12/01/26 – AGC Insured	6/16 at 100.00	AA+	4,056,040
750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A–	710,295
6,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 1998A, 5.950%, 9/01/33 – NPFG Insured (Alternative Minimum Tax)	9/11 at 100.00	Baa1	5,759,700
650	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa2	689,117
62,545	Total Utilities			45,247,060
	Water and Sewer – 9.9% (6.3% of Total Investments)
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27	6/19 at 100.00	AA+	5,216,700
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Series 2007AA, 5.000%, 6/15/37	6/17 at 100.00	AA+	1,933,240
5,920	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – NPFG Insured (UB)	6/15 at 100.00	AAA	6,071,789
3,455	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)	6/16 at 100.00	AAA	3,360,644
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured	6/14 at 100.00	AAA	2,931,810
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Refunding Bonds, Fiscal Series 2003E, 5.000%, 6/15/34	6/13 at 100.00	AAA	4,915,350

Nuveen Investments	33

Nuveen New York Select Quality Municipal Fund, Inc. (continued)
NVN	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$7,100	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 – NPFG Insured	6/15 at 100.00	AA+	$7,266,921
2,230	Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue Bonds, Series 2000, 0.000%, 4/01/23 – AMBAC Insured	No Opt. Call	A1	1,239,435
33,705	Total Water and Sewer			32,935,889
$533,128	Total Long-Term Investments (cost $517,540,792) – 156.5% (99.1% of Total Investments)			519,550,926
	Short-Term Investments – 1.5% (0.9% of Total Investments)
	Tax Obligation/Limited – 1.5% (0.9% of Total Investments)
$4,950	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Variable Rate Demand Revenue Obligations, Series 2008A, 0.330%, 11/01/31 – AGM Insured (5)	7/11 at 100.00	A-1	4,950,000
	Total Short-Term Investments (cost $4,950,000)			4,950,000
	Total Investments (cost $522,490,792) – 158.0%			524,500,926
	Floating Rate Obligation – (10.1)%			(33,510,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (49.7)% (6)			(164,800,000)
	Other Assets Less Liabilities – 1.8%			5,705,193
	Net Assets Applicable to Common Shares – 100%			$331,896,119

The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance for more information.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)
Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short- term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.4%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

34	Nuveen Investments

Nuveen New York Quality Income Municipal Fund, Inc.
NUN	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 24.7% (15.6% of Total Investments)
$4,815	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University System, Series 1993A, 5.750%, 7/01/13 – NPFG Insured	No Opt. Call	Aa3	$5,051,320
1,000	Dormitory Authority of the State of New York, General Revenue Bonds,	No Opt. Call	AA–	1,037,220
	New York University, Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured
1,265	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	BBB	1,137,260
670	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University, Series 2002, 5.000%, 7/01/19 – FGIC Insured	7/12 at 100.00	A2	681,330
2,750	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/26 – AMBAC Insured	7/11 at 100.00	Aa3	2,751,375
2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	Aa2	2,159,020
2,320	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	2,338,374
2,830	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured	7/16 at 100.00	Aa2	2,822,642
	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A:
1,000	5.000%, 7/01/25 – FGIC Insured	7/17 at 100.00	BBB	1,017,640
745	5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	BBB	689,617
1,800	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011, 5.750%, 11/01/40 – AGM Insured	5/21 at 100.00	AA+	1,820,484
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Fordham University, Series 2008B, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	Aa3	2,889,600
875	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30	7/20 at 100.00	A–	878,430
1,005	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA–	1,005,191
3,300	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009A, 5.250%, 7/01/34	7/19 at 100.00	AA–	3,313,959
3,750	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009B, 5.000%, 7/01/39	7/19 at 100.00	AA–	3,604,425
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A:
800	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	868,576
640	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	691,584
4,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, 1989 Resolution, Series 2000C, 5.750%, 5/15/16 – AGM Insured	No Opt. Call	AA+	4,667,520
1,915	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – AGM Insured	No Opt. Call	AA+	2,181,721
705	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate University, Tender Option Bond Trust 3127, 13.041%, 1/01/14 – AMBAC Insured (IF)	No Opt. Call	AA+	682,172
6,415	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, Hofstra University, Series 1998, 5.000%, 7/01/23 – NPFG Insured	7/11 at 100.00	A	6,426,355
4,775	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Trinity Episcopal School, Series 1997, 5.250%, 6/15/27 – NPFG Insured	6/11 at 100.00	Baa1	4,677,686
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
2,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BB+	1,661,860
3,240	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	2,597,152
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
1,215	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	1,116,476
9,840	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	Baa1	8,456,496
5,910	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	4,585,214

Nuveen Investments	35

Nuveen New York Quality Income Municipal Fund, Inc. (continued)
NUN	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$6,250	New York City Trust for Cultural Resources, New York, Revenue Refunding Bonds, Museum of Modern Art, Series 1996A, 5.500%, 1/01/21 – AMBAC Insured	7/11 at 100.00	Aa2	$6,395,375
4,000	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011, 5.375%, 7/01/41 (WI/DD, Settling 4/07/11) – AGM Insured	1/21 at 100.00	A2	3,926,320
1,100	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A	1,007,303
85,930	Total Education and Civic Organizations			83,139,697
	Health Care – 15.3% (9.7% of Total Investments)
2,655	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011, 6.125%, 11/15/30	11/20 at 100.00	BBB+	2,650,274
820	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34	8/19 at 100.00	AAA	907,379
2,335	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured	8/17 at 100.00	AA+	2,369,208
2,695	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	BBB	2,662,956
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	BBB	1,017,930
2,250	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31	8/15 at 100.00	N/R	2,047,185
9,000	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/24 – NPFG Insured	7/11 at 100.00	A3	9,005,490
1,800	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series 2007B, 5.125%, 7/01/37 – AGC Insured	7/17 at 100.00	AA+	1,697,130
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2003-1:
2,500	5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	AA	2,567,000
3,300	5.000%, 7/01/22 – NPFG Insured	7/13 at 100.00	AA	3,431,604
2,525	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AA+	2,700,563
2,150	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian Hospital Project, Series 2007, 5.000%, 8/15/36 – AGM Insured	8/14 at 100.00	AA+	2,043,188
9,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health System Obligated Group, Series 2001B, 5.250%, 7/01/31 – AMBAC Insured	7/11 at 101.00	Baa1	8,363,250
900	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest System Inc, Series 2010A, 5.750%, 7/01/40 – AGM Insured	7/20 at 100.00	A–	861,894
1,875	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/35	2/21 at 100.00	Aa2	1,996,781
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
2,800	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	2,881,788
3,065	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	3,174,390
1,320	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2010-C2, 6.125%, 11/01/37	11/20 at 100.00	A3	1,290,300
51,990	Total Health Care			51,668,310
	Housing/Multifamily – 3.8% (2.4% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A:
1,500	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	1,639,140
1,500	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	1,633,500
5,515	5.000%, 7/01/25 – NPFG Insured (UB)	7/15 at 100.00	AA+	5,612,726

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$1,182	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 – AMBAC Insured	4/11 at 105.00	N/R	$1,243,667
560	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A, 4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)	1/17 at 100.00	AAA	497,851
675	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010-D1A, 5.000%, 11/01/42	5/20 at 100.00	AA	638,165
1,685	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%, 11/01/37 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	1,580,092
85	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A, 6.125%, 11/01/20 – AGM Insured	5/11 at 100.00	AA+	85,093
12,702	Total Housing/Multifamily			12,930,234
	Tax Obligation/General – 6.4% (4.1% of Total Investments)
1,500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – NPFG Insured	3/13 at 100.00	A2	1,589,865
805	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – NPFG Insured	No Opt. Call	A2	857,567
	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002:
2,250	5.000%, 3/01/15 – FGIC Insured	3/12 at 100.00	A3	2,299,703
1,000	5.000%, 3/01/17 – FGIC Insured	3/12 at 100.00	A3	1,016,000
	New York City, New York, General Obligation Bonds, Fiscal Series 2001D:
5	5.250%, 8/01/15 – AGM Insured	8/11 at 100.00	AA+	5,068
5	5.000%, 8/01/16 – FGIC Insured	8/11 at 100.00	AA	5,067
4,130	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 – FGIC Insured	3/15 at 100.00	AA	4,378,213
	New York City, New York, General Obligation Bonds, Tender Option Bond Trust 1198:
1,700	5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AA+	1,778,710
3,350	5.000%, 11/01/20 – AGM Insured (UB)	11/14 at 100.00	AA+	3,525,138
	Peru Central School District, Clinton County, New York, General Obligation Refunding Bonds, Series 2002B:
1,845	4.000%, 6/15/18 – FGIC Insured	6/12 at 100.00	A	1,859,908
1,915	4.000%, 6/15/19 – FGIC Insured	6/12 at 100.00	A	1,923,847
2,305	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/20 – NPFG Insured	8/15 at 100.00	A2	2,356,056
20,810	Total Tax Obligation/General			21,595,142
	Tax Obligation/Limited – 54.6% (34.6% of Total Investments)
3,045	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, Harmony Heights School, Issue 1, Series 1999C, 5.500%, 7/01/18 – AMBAC Insured	7/11 at 100.00	N/R	3,069,999
130	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 2000D, 5.250%, 8/15/30 – AGM Insured	6/11 at 100.00	AA+	130,003
	Dormitory Authority of the State of New York, Lease Revenue Bonds, Madison-Oneida Board of Cooperative Educational Services, Series 2002:
1,045	5.250%, 8/15/20 – AGM Insured	8/12 at 100.00	AA+	1,089,109
1,100	5.250%, 8/15/21 – AGM Insured	8/12 at 100.00	AA+	1,146,431
1,135	5.250%, 8/15/22 – AGM Insured	8/12 at 100.00	AA+	1,175,860
3,610	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%, 7/01/20 – FGIC Insured	7/14 at 100.00	AA–	3,775,374
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005D-1:
2,300	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	2,532,438
1,200	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,228,704
7,900	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D, 5.250%, 10/01/23 – NPFG Insured	10/12 at 100.00	A+	8,167,178
1,040	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	1,088,953
3,300	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2009A, 5.000%, 5/01/31	No Opt. Call	AA–	3,291,552

Nuveen Investments	37

Nuveen New York Quality Income Municipal Fund, Inc. (continued)
NUN	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2003:
$1,200	5.750%, 5/01/20 – AGM Insured	5/12 at 100.00	AA+	$1,245,900
1,000	5.750%, 5/01/22 – AGM Insured	5/12 at 100.00	AA+	1,034,060
1,710	Erie county Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2004, 5.750%, 5/01/26 – AGM Insured (UB)	5/14 at 100.00	AA+	1,743,020
2,420	Erie county Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A, 5.750%, 5/01/28 – AGM Insured (UB)	5/18 at 100.00	AA+	2,605,445
	Erie county Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2007A:
5,980	5.750%, 5/01/27 – AGM Insured (UB)	5/17 at 100.00	AA+	6,408,168
1,670	5.750%, 5/01/28 – AGM Insured (UB)	5/17 at 100.00	AA+	1,782,224
14,635	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	12,009,188
7,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AA+	7,719,675
4,600	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B, 5.500%, 7/01/18 – NPFG Insured	7/12 at 100.00	AA–	4,825,446
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
1,000	5.750%, 7/01/18 – AGM Insured	No Opt. Call	AA+	1,150,240
1,000	5.750%, 7/01/18 – AGM Insured (UB)	No Opt. Call	AA+	1,150,240
3,000	5.500%, 1/01/19 – NPFG Insured	7/12 at 100.00	AA–	3,143,370
6,000	5.500%, 1/01/20 – NPFG Insured	7/12 at 100.00	AA–	6,282,540
3,000	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	3,005,160
8,000	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA–	7,730,640
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2003A:
1,555	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	1,602,256
1,555	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	1,596,985
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2002A:
2,720	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,837,150
1,990	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,081,500
4,960	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	5,044,270
1,500	5.000%, 10/15/32 – AMBAC Insured (UB)	10/14 at 100.00	AAA	1,512,300
1,600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	1,617,104
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2002B:
5	5.250%, 5/01/12 – NPFG Insured	11/11 at 101.00	AAA	5,190
970	5.000%, 5/01/30 – NPFG Insured	11/11 at 101.00	AAA	973,395
1,995	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 – NPFG Insured	2/13 at 100.00	AAA	2,093,753
1,845	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/19 – SYNCORA GTY Insured	2/14 at 100.00	AAA	1,987,526
3,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/22 – NPFG Insured	2/13 at 100.00	AAA	3,664,710
4,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C, 5.500%, 11/01/35	11/20 at 100.00	AAA	4,186,280
1,660	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A, 5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	AA+	1,726,549
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option Bonds Trust 3095:
845	13.359%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AA+	884,014
4,005	13.445%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	3,745,836

38	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$3,750	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%, 4/01/16 – AGM Insured (UB)	No Opt. Call	AAA	$4,251,863
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2004A, 5.000%, 4/01/22 – NPFG Insured	4/14 at 100.00	AA	1,062,620
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B:
8,455	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	9,686,217
2,600	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	2,697,006
1,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A, 5.000%, 3/15/24 – AMBAC Insured	9/14 at 100.00	AAA	1,048,670
3,195	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A, 5.000%, 3/15/30	9/20 at 100.00	AAA	3,263,756
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
12,400	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	12,950,806
1,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	1,031,260
3,190	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities, Series 1995, 5.600%, 4/01/15 – NPFG Insured	No Opt. Call	Aa3	3,461,469
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 – AGM Insured	3/15 at 100.00	AAA	505,975
1,980	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School Facility, Series 2005, 5.000%, 6/15/28 – AGM Insured	6/15 at 100.00	AA+	1,940,697
	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E:
3,000	5.500%, 7/01/14 – AGM Insured	No Opt. Call	AA+	3,269,430
6,000	5.500%, 7/01/18 – AGM Insured	No Opt. Call	AA+	6,457,500
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.000%, 8/01/40 – AGM Insured	2/20 at 100.00	AA+	2,271,625
3,235	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.125%, 8/01/42 – AGM Insured	8/20 at 100.00	AA+	2,977,720
3,765	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)	1/17 at 100.00	BBB–	2,761,816
180,795	Total Tax Obligation/Limited			183,728,165
	Transportation – 15.9% (10.0% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A:
900	4.750%, 11/15/27 – NPFG Insured	11/15 at 100.00	AA+	881,721
1,000	4.750%, 11/15/30 – AMBAC Insured	11/15 at 100.00	A	925,870
7,575	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B, 4.500%, 11/15/36 – AGM Insured	11/16 at 100.00	AA+	6,558,965
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A:
3,815	5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	A	4,021,392
4,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	A	4,094,920
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002E:
2,665	5.500%, 11/15/21 – NPFG Insured	11/12 at 100.00	A	2,774,665
8,500	5.000%, 11/15/25 – NPFG Insured	11/12 at 100.00	A	8,511,305
970	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%, 1/01/25 – FGIC Insured	1/18 at 100.00	A+	999,323
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
2,665	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	2,755,290
4,075	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	4,062,408
1,700	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM Insured (UB)	7/15 at 100.00	AA+	1,703,417
2,500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)	10/11 at 100.00	Baa1	2,433,850

Nuveen Investments	39

Nuveen New York Quality Income Municipal Fund, Inc. (continued)
NUN	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$1,700	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	$1,703,910
1,175	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.512%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA+	1,159,443
5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A, 5.250%, 1/01/20 – FGIC Insured	1/12 at 100.00	Aa2	5,136,900
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E:
1,570	5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3	1,783,222
3,800	5.250%, 11/15/22 – NPFG Insured	11/12 at 100.00	Aa3	3,928,592
53,610	Total Transportation			53,435,193
	U.S. Guaranteed – 17.4% (11.0% of Total Investments) (4)
1,990	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk County Issue, Series 1986, 7.375%, 7/01/16 (ETM)	No Opt. Call	AAA	2,307,783
1,410	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2001, 5.500%, 7/01/20 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	AA– (4)	1,428,386
	Longwood Central School District, Suffolk County, New York, Series 2000:
910	5.750%, 6/15/19 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	A1 (4)	928,528
1,410	5.750%, 6/15/20 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	A1 (4)	1,438,708
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
4,000	5.000%, 4/01/17 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AAA	4,554,880
1,000	5.000%, 4/01/29 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AAA	1,138,720
	Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds, Series 1998B:
10,000	4.875%, 7/01/18 – FGIC Insured (ETM)	7/11 at 100.00	AAA	10,172,800
4,500	4.750%, 7/01/26 – FGIC Insured (ETM)	7/11 at 100.00	AAA	4,656,825
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2002B:
10,165	5.250%, 5/01/12 (Pre-refunded 11/01/11) – NPFG Insured	11/11 at 101.00	AAA	10,557,471
2,420	5.250%, 5/01/17 (Pre-refunded 11/01/11) – NPFG Insured	11/11 at 101.00	Aaa	2,513,436
30	5.000%, 5/01/30 (Pre-refunded 11/01/11) – NPFG Insured	11/11 at 101.00	AAA	31,115
6,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C, 5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured	8/12 at 100.00	AAA	6,385,320
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2002C, 5.125%, 3/15/25 (Pre-refunded 3/15/12) – AGM Insured	3/12 at 100.00	AA+ (4)	5,226,750
6,965	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%, 4/01/20 (Pre-refunded 4/01/12) – AGM Insured	4/12 at 100.00	AAA	7,306,494
55,800	Total U.S. Guaranteed			58,647,216
	Utilities – 11.6% (7.3% of Total Investments)
1,560	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA+	1,372,051
1,650	Islip Resource Recovery Agency, New York, Revenue Bonds, Series 1994B, 7.250%, 7/01/11 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	A1	1,675,064
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
4,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA+	2,243,040
4,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA+	2,094,920
5,000	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA+	2,449,700
7,000	0.000%, 6/01/27 – AGM Insured	No Opt. Call	AA+	3,205,510
10,500	0.000%, 6/01/28 – AGM Insured	No Opt. Call	AA+	4,475,310
7,000	0.000%, 6/01/29 – AGM Insured	No Opt. Call	AA+	2,784,110
2,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A, 5.000%, 9/01/27 – AGM Insured	9/11 at 100.00	AA+	2,500,700
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
6,180	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	6,356,254
8,020	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A–	8,176,631

40	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A–	$710,295
865	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa2	917,056
59,025	Total Utilities			38,960,641
	Water and Sewer – 8.3% (5.3% of Total Investments)
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Second Generation Resolution, Series 2007AA, 5.000%, 6/15/37	6/17 at 100.00	AA+	2,899,860
3,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – NPFG Insured (UB)	6/15 at 100.00	AAA	3,404,415
6,525	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)	6/16 at 100.00	AAA	6,692,301
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured	6/14 at 100.00	AAA	2,931,810
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Refunding Bonds, Fiscal Series 2003E, 5.000%, 6/15/34	6/13 at 100.00	AAA	4,915,350
7,000	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 – NPFG Insured (UB)	6/15 at 100.00	AA+	7,164,570
28,025	Total Water and Sewer			28,008,306
$548,687	Total Investments (cost $531,389,009) – 158.0%			532,112,904
	Floating Rate Obligation – (12.0)%			(40,245,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (48.0)% (5)			(161,700,000)
	Other Assets Less Liabilities – 2.0%			6,602,062
	Net Assets Applicable to Common Shares – 100%			$336,769,966

The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance for more information.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.4%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	41

Nuveen Insured New York Premium Income Municipal Fund, Inc.
NNF	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 22.2% (14.3% of Total Investments)
	Dormitory Authority of the State of New York, General Revenue Bonds,
	New York University, Series 2001-1:
$1,500	5.500%, 7/01/24 – AMBAC Insured	No Opt. Call	AA–	$1,712,940
500	5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	518,610
435	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	BBB	391,074
810	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/20 – AMBAC Insured	7/11 at 100.00	Aa3	812,122
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	Aa2	1,079,510
635	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	640,029
970	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured	7/16 at 100.00	Aa2	967,478
255	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	BBB	236,043
600	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011, 5.750%, 11/01/40 – AGM Insured	5/21 at 100.00	AA+	606,828
345	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA–	345,066
1,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009A, 5.250%, 7/01/34	7/19 at 100.00	AA–	1,004,230
3,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009B, 5.000%, 7/01/39	7/19 at 100.00	AA–	2,883,540
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A:
250	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	271,430
200	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	216,120
1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1993A, 5.500%, 5/15/19 – AMBAC Insured	No Opt. Call	Aa3	1,126,060
2,200	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – AGM Insured	No Opt. Call	AA+	2,506,416
1,935	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.000%,	7/15 at 100.00	AA–	2,051,255
	7/01/19 – FGIC Insured
535	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate University, Tender Option Bond Trust 3127, 13.041%, 1/01/14 – AMBAC Insured (IF)	No Opt. Call	AA+	517,677
	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Series 2009:
400	6.125%, 1/01/29 – AGC Insured	1/19 at 100.00	AA+	420,840
200	6.375%, 1/01/39 – AGC Insured	1/19 at 100.00	AA+	205,380
1,110	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	889,765
1,445	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA+	1,552,696
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
415	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	381,348
2,360	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	Baa1	2,028,184
2,025	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	1,571,076
1,250	New York City Trust for Cultural Resources, New York, Revenue Refunding Bonds, Museum of Modern Art, Series 1996A, 5.500%, 1/01/21 – AMBAC Insured	7/11 at 100.00	Aa2	1,279,075
350	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A	320,506
26,725	Total Education and Civic Organizations			26,535,298

42	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care – 20.0% (12.9% of Total Investments)
$3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Ellis Hospital, Series 1995, 5.600%, 8/01/25 – NPFG Insured	8/11 at 100.00	Baa1	$3,001,620
280	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34	8/19 at 100.00	AAA	309,837
1,400	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St. Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 – AMBAC Insured	8/12 at 100.00	N/R	1,411,396
805	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured	8/17 at 100.00	AA+	816,793
1,405	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	BBB	1,388,295
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%, 7/01/22 – NPFG Insured	7/11 at 100.00	A3	3,003,870
620	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series 2007B, 5.125%, 7/01/37 – AGC Insured	7/17 at 100.00	AA+	584,567
2,740	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2003-1, 5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	AA	2,813,432
1,835	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AA+	1,962,588
740	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian Hospital Project, Series 2007, 5.000%, 8/15/36 – AGM Insured	8/14 at 100.00	AA+	703,237
1,500	Dormitory Authority of the State of New York, Revenue Bonds, Vassar Brothers Hospital, Series 1997, 5.250%, 7/01/17 – AGM Insured	7/11 at 100.00	AA+	1,520,250
3,450	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health System Obligated Group, Series 2001A, 5.250%, 7/01/31 – AMBAC Insured	7/11 at 101.00	N/R	3,205,913
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
1,625	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	1,672,466
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	1,035,690
425	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2010-C2, 6.125%, 11/01/37	11/20 at 100.00	A3	415,438
23,825	Total Health Care			23,845,392
	Housing/Multifamily – 3.9% (2.5% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A:
400	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	437,104
400	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	435,600
2,165	5.000%, 7/01/25 – NPFG Insured (UB)	7/15 at 100.00	AA+	2,203,364
200	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A, 4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)	1/17 at 100.00	AAA	177,804
365	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010-D1A, 5.000%, 11/01/42	5/20 at 100.00	AA	345,082
1,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%, 11/01/37 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	937,740
110	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A, 6.125%, 11/01/20 – AGM Insured	5/11 at 100.00	AA+	110,120
4,640	Total Housing/Multifamily			4,646,814
	Long-Term Care – 0.7% (0.5% of Total Investments)
850	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc., Series 2001A, 5.000%, 7/01/26 – AGM Insured	7/11 at 102.00	AA+	848,139
	Tax Obligation/General – 6.7% (4.4% of Total Investments)
500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – NPFG Insured	3/13 at 100.00	A2	529,955
315	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – NPFG Insured	No Opt. Call	A2	335,570

Nuveen Investments	43

Nuveen Insured New York Premium Income Municipal Fund, Inc. (continued)
NNF	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$210	Nassau County, New York, General Obligation Improvement Bonds, Series 1993H, 5.500%, 6/15/16 – NPFG Insured	No Opt. Call	A+	$235,807
5	New York City, New York, General Obligation Bonds, Fiscal Series 1998F, 5.250%, 8/01/16 – FGIC Insured	8/11 at 100.00	AA	5,018
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 – FGIC Insured	3/15 at 100.00	AA	1,060,100
	New York City, New York, General Obligation Bonds, Tender Option Bond Trust 1198:
1,100	5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AA+	1,150,930
1,000	5.000%, 11/01/20 – AGM Insured (UB)	11/14 at 100.00	AA+	1,052,280
915	Niagara Falls, New York, General Obligation Bonds, Series 1994, 7.500%, 3/01/13 – NPFG Insured	No Opt. Call	A2	1,008,760
1,000	Red Hook Central School District, Dutchess County, New York, General Obligation Refunding Bonds, Series 2002, 5.125%, 6/15/18 – AGM Insured	6/12 at 100.00	Aa3	1,041,250
1,525	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	A2	1,633,016
7,570	Total Tax Obligation/General			8,052,686
	Tax Obligation/Limited – 60.9% (39.3% of Total Investments)
690	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series 2005A, 5.250%, 7/01/24 – CIFG Insured	7/15 at 100.00	AA–	715,164
50	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 2000D, 5.250%, 8/15/30 – AGM Insured	6/11 at 100.00	AA+	50,001
500	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – AGM Insured	8/14 at 100.00	AA+	510,525
1,210	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%, 7/01/20 – FGIC Insured	7/14 at 100.00	AA–	1,265,430
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005D-1:
225	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	247,739
600	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	614,352
	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D:
4,300	5.250%, 10/01/23 – NPFG Insured	10/12 at 100.00	A+	4,445,425
875	5.000%, 10/01/30 – NPFG Insured	10/12 at 100.00	A+	871,763
375	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	392,651
1,000	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2009A, 5.000%, 5/01/31	No Opt. Call	AA–	997,440
750	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2003, 5.750%,	5/12 at 100.00	AA+	778,688
	5/01/19 – AGM Insured
500	Erie county Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2004, 5.750%, 5/01/26 – AGM Insured (UB)	5/14 at 100.00	AA+	509,655
2,615	Erie county Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2007A, 5.750%, 5/01/28 – AGM Insured (UB)	5/17 at 100.00	AA+	2,790,728
830	Erie county Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A, 5.750%, 5/01/27 – AGM Insured (UB)	5/18 at 100.00	AA+	897,786
5,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	4,102,899
2,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AA+	2,573,225
1,350	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B, 5.500%, 7/01/18 – NPFG Insured	7/12 at 100.00	AA–	1,416,164
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
1,500	5.750%, 7/01/18 – AGM Insured (UB)	No Opt. Call	AA+	1,725,360
1,500	5.500%, 1/01/20 – NPFG Insured	7/12 at 100.00	AA–	1,570,635
2,000	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA–	1,932,660

44	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2003A:
$1,000	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	$1,070,490
580	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	597,626
580	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	595,660
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
920	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	959,624
680	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	711,266
4,590	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	4,667,984
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 – NPFG Insured	2/13 at 100.00	AAA	1,049,500
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/19 – SYNCORA GTY Insured	2/14 at 100.00	AAA	1,077,250
1,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/22 – NPFG Insured	2/13 at 100.00	AAA	1,570,590
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C, 5.500%, 11/01/35	11/20 at 100.00	AAA	2,093,140
	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A:
5,340	5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	AA+	5,554,078
2,000	5.750%, 4/01/41	4/21 at 100.00	AA–	2,024,260
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option Bonds Trust 3095:
345	13.359%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AA+	360,929
1,365	13.345%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	1,276,671
1,500	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%, 4/01/16 – AGM Insured (UB)	No Opt. Call	AAA	1,700,745
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2004A, 5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	AA	1,045,910
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B:
2,960	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	3,391,034
500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	518,655
750	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A, 5.000%, 3/15/24 – AMBAC Insured	9/14 at 100.00	AAA	786,503
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
2,100	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	2,193,282
3,800	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	3,918,787
1,900	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series 1994A, 5.250%, 1/01/14 – AGM Insured	No Opt. Call	AA+	2,024,640
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 – AGM Insured	3/15 at 100.00	AAA	505,975
345	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School Facility, Series 2005, 5.000%, 6/15/28 – AGM Insured	6/15 at 100.00	AA+	338,152
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E, 5.500%, 7/01/18 – AGM Insured	No Opt. Call	AA+	1,076,250
975	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/42	2/20 at 100.00	A+	897,410
1,470	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.125%, 8/01/42 – AGM Insured	8/20 at 100.00	AA+	1,353,091
1,290	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)	1/17 at 100.00	BBB–	946,280
71,360	Total Tax Obligation/Limited			72,714,072

Nuveen Investments	45

Nuveen Insured New York Premium Income Municipal Fund, Inc. (continued)
NNF	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation – 15.4% (9.9% of Total Investments)
$2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%, 11/15/25 – AGM Insured	11/13 at 100.00	AA+	$2,003,300
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A:
600	4.750%, 11/15/27 – NPFG Insured	11/15 at 100.00	AA+	587,814
1,500	4.750%, 11/15/30 – AMBAC Insured	11/15 at 100.00	A	1,388,805
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A:
500	5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	A	527,050
2,010	5.000%, 11/15/25 – FGIC Insured	11/12 at 100.00	A	2,012,673
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002E, 5.000%, 11/15/25 – NPFG Insured	11/12 at 100.00	A	2,002,660
330	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%, 1/01/25 – FGIC Insured	1/18 at 100.00	A+	339,976
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
925	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	956,339
2,240	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	2,233,078
600	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM Insured (UB)	7/15 at 100.00	AA+	601,206
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)	10/11 at 100.00	Baa1	486,770
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,016,100
565	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	566,300
410	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.512%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA+	404,572
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3	885,932
2,300	5.250%, 11/15/22 – NPFG Insured	11/12 at 100.00	Aa3	2,377,832
18,260	Total Transportation			18,390,407
	U.S. Guaranteed – 8.2% (5.3% of Total Investments) (4)
1,270	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 2002A, 5.000%, 5/15/16 (Pre-refunded 5/15/12) – FGIC Insured	5/12 at 101.00	AA– (4)	1,348,600
500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AAA	569,360
1,000	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2002A, 5.500%, 2/15/17 (Pre-refunded 2/15/12) – AGM Insured	2/12 at 100.00	Aaa	1,044,810
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C:
715	5.250%, 8/01/20 (Pre-refunded 8/01/12) – AMBAC Insured	8/12 at 100.00	AAA	760,917
2,345	5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured	8/12 at 100.00	AAA	2,495,596
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B, 5.000%, 4/01/20 (Pre-refunded 4/01/12) – AMBAC Insured	4/12 at 100.00	AAA	1,046,530
2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded 3/15/13) – FGIC Insured	3/13 at 100.00	AAA	2,189,040
85	Niagara Falls, New York, General Obligation Bonds, Series 1994, 7.500%, 3/01/13 – NPFG Insured (ETM)	No Opt. Call	A2 (4)	96,081
265	Suffolk County Water Authority, New York, Subordinate Lien Waterworks Revenue Bonds, Series 1993, 5.100%, 6/01/12 – NPFG Insured (ETM)	No Opt. Call	AAA	279,580
9,180	Total U.S. Guaranteed			9,830,514

46	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities – 7.0% (4.5% of Total Investments)
$540	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA+	$474,941
500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A, 5.000%, 9/01/27 – AGM Insured	9/11 at 100.00	AA+	500,140
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
2,270	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	2,334,740
2,930	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A–	2,987,223
1,500	5.000%, 12/01/26 – AGC Insured	6/16 at 100.00	AA+	1,521,015
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A–	236,765
250	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa2	265,045
8,240	Total Utilities			8,319,869
	Water and Sewer – 10.0% (6.4% of Total Investments)
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27	6/19 at 100.00	AA+	2,086,680
1,980	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – NPFG Insured (UB)	6/15 at 100.00	AAA	2,030,767
1,200	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)	6/16 at 100.00	AAA	1,167,228
3,305	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured	6/14 at 100.00	AAA	3,229,877
735	Suffolk County Water Authority, New York, Subordinate Lien Waterworks Revenue Bonds, Series 1993, 5.100%, 6/01/12 – NPFG Insured	No Opt. Call	Baa1	770,477
2,500	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 – NPFG Insured (UB)	6/15 at 100.00	AA+	2,558,775
11,720	Total Water and Sewer			11,843,804
$182,370	Total Investments (cost $185,051,410) – 155.0%			185,026,995
	Floating Rate Obligations – (13.9)%			(16,600,000)
	Other Assets Less Liabilities – 1.1%			1,328,711
	Auction Rate Preferred Shares, at Liquidation Value – (42.2)% (5)			(50,350,000)
	Net Assets Applicable to Common Shares – 100%			$119,405,706

The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance for more information.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.2%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	47

Nuveen Insured New York Dividend Advantage Municipal Fund
NKO	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.6% (1.7% of Total Investments)
$1,575	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/11 at 101.00	BBB	$1,378,456
1,000	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.750%, 6/01/33	6/13 at 100.00	BBB	885,760
730	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	645,181
3,305	Total Consumer Staples			2,909,397
	Education and Civic Organizations – 23.5% (15.5% of Total Investments)
395	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	BBB	355,113
4,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured	No Opt. Call	A–	3,998,160
1,280	Dormitory Authority of the State of New York, Insured Revenue Bonds,	7/11 at 100.00	Baa1	1,283,392
	New York Medical College, Series 1998, 5.000%, 7/01/21 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	Aa2	1,079,510
140	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	141,109
920	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured	7/16 at 100.00	Aa2	917,608
240	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	BBB	222,158
580	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011, 5.750%, 11/01/40 – AGM Insured	5/21 at 100.00	AA+	586,600
3,250	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 1998A, 6.000%, 7/01/18 – NPFG Insured	No Opt. Call	AA–	3,854,110
330	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA–	330,063
510	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate University, Tender Option Bond Trust 3127, 13.041%, 1/01/14 – AMBAC Insured (IF)	No Opt. Call	AA+	493,486
300	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Series 2009, 6.125%, 1/01/29 – AGC Insured	1/19 at 100.00	AA+	315,630
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
1,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BB+	830,930
1,060	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	849,685
885	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA+	950,959
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
395	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	362,969
2,210	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	Baa1	1,899,274
1,920	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	1,489,613
1,560	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural History, Series 2004A, 5.000%, 7/01/36 – NPFG Insured	7/14 at 100.00	AA	1,517,350
4,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of Modern Art, Series 2001D, 5.125%, 7/01/31 – AMBAC Insured	7/12 at 100.00	Aa2	3,962,360
1,000	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011, 5.250%, 7/01/36 (WI/DD, Settling 4/07/11) – AGM Insured	1/21 at 100.00	A2	980,720
350	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A	320,506
27,325	Total Education and Civic Organizations			26,741,305

48	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care – 15.0% (9.9% of Total Investments)
$1,400	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St. Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 – AMBAC Insured	8/12 at 100.00	N/R	$1,411,396
760	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured	8/17 at 100.00	AA+	771,134
425	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/33 – FGIC Insured	2/15 at 100.00	BBB	403,066
1,500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	BBB	1,526,895
2,050	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/22 – NPFG Insured	7/11 at 100.00	A3	2,052,645
170	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%, 7/01/22 – NPFG Insured	7/11 at 100.00	A3	170,219
1,540	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series 2007B, 5.250%, 7/01/27 – AGC Insured	7/17 at 100.00	AA+	1,551,288
1,725	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2003-1, 5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	AA	1,771,230
875	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AA+	935,839
600	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital, Series 2003B, 5.500%, 7/01/23	7/13 at 100.00	Baa1	604,608
700	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian Hospital Project, Series 2007, 5.000%, 8/15/36 – AGM Insured	8/14 at 100.00	AA+	665,224
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
1,500	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	1,543,815
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	1,035,690
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital, Series 2002C:
725	6.000%, 11/01/22	11/12 at 100.00	A–	735,788
1,045	5.875%, 11/01/32	11/12 at 100.00	A–	1,041,771
850	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2010-C2, 6.125%, 11/01/37	11/20 at 100.00	A3	830,875
16,865	Total Health Care			17,051,483
	Housing/Multifamily – 5.3% (3.5% of Total Investments)
1,000	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40	5/20 at 100.00	AA+	874,900
180	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A, 4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)	1/17 at 100.00	AAA	160,024
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2002A:
2,725	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	2,739,225
1,375	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	1,364,165
1,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%, 11/01/37 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	937,740
6,280	Total Housing/Multifamily			6,076,054
	Long-Term Care – 4.1% (2.6% of Total Investments)
1,500	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Norwegian Christian Home and Health Center, Series 2001, 6.100%, 8/01/41 – NPFG Insured	8/11 at 105.00	Baa1	1,593,600
510	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AAA	487,290
	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Willow Towers Inc., Series 2002:
1,000	5.250%, 2/01/22	8/12 at 101.00	AAA	1,023,560
1,500	5.400%, 2/01/34	8/12 at 101.00	AAA	1,500,780
4,510	Total Long-Term Care			4,605,230

Nuveen Investments	49

Nuveen Insured New York Dividend Advantage Municipal Fund (continued)
NKO	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 8.0% (5.3% of Total Investments)
	Buffalo, New York, General Obligation Bonds, Series 2002B:
$1,490	5.375%, 11/15/18 – NPFG Insured	11/12 at 100.00	A1	$1,572,516
2,375	5.375%, 11/15/20 – NPFG Insured	11/12 at 100.00	A1	2,503,393
1,240	Canandaigua City School District, Ontario County, New York, General Obligation Refunding Bonds, Series 2002A, 5.375%, 4/01/17 – AGM Insured	4/12 at 101.00	Aa3	1,303,662
200	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	204,708
525	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AA+	580,230
	New York City, New York, General Obligation Bonds:
1,700	5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AA+	1,788,876
1,100	5.000%, 11/01/20 – AGM Insured (UB)	11/14 at 100.00	AA+	1,150,930
8,630	Total Tax Obligation/General			9,104,315
	Tax Obligation/Limited – 49.0% (32.3% of Total Investments)
210	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, Vanderheyden Hall Inc., Issue 2, Series 1998F, 5.250%, 7/01/18 – AMBAC Insured	6/11 at 100.00	N/R	210,626
3,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D, 5.250%, 10/01/23 – NPFG Insured	10/12 at 100.00	A+	3,101,460
160	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	167,531
400	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2003, 5.750%,	5/12 at 100.00	AA+	415,300
	5/01/20 – AGM Insured
	Erie county Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A:
590	5.750%, 5/01/27 – AGM Insured (UB)	5/18 at 100.00	AA+	638,185
190	5.750%, 5/01/28 – AGM Insured (UB)	5/18 at 100.00	AA+	204,560
2,485	Erie county Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2007A, 5.750%, 5/01/28 – AGM Insured (UB)	5/17 at 100.00	AA+	2,651,992
4,760	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	3,905,961
2,290	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AA+	2,357,074
4,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	4,006,880
1,000	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2003A, 5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	1,070,490
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
3,400	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	3,546,438
1,040	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	1,087,819
300	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	305,097
3,950	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	3,982,390
2,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	2,526,725
5	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2002B, 5.250%, 5/01/16 – NPFG Insured	11/11 at 101.00	AAA	5,180
500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/19 – SYNCORA GTY Insured	2/14 at 100.00	AAA	538,625
	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A:
5,130	5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	AA+	5,335,660
1,000	5.750%, 4/01/41	4/21 at 100.00	AA–	1,012,130
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option Bonds Trust 3095:
165	13.359%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AA+	172,618
140	13.345%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	130,941

50	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B:
$2,625	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	$3,007,253
500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	518,655
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
1,900	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	1,984,398
1,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	1,031,260
750	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21	6/13 at 100.00	AA–	781,905
8,600	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities, Series 1995, 5.700%, 4/01/20 – AGM Insured (UB)	No Opt. Call	AA+	9,881,658
295	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.125%, 8/01/42 – AGM Insured	8/20 at 100.00	AA+	271,539
1,225	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)	1/17 at 100.00	BBB–	898,599
54,110	Total Tax Obligation/Limited			55,748,949
	Transportation – 17.8% (11.7% of Total Investments)
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%, 11/15/25 – AGM Insured	11/13 at 100.00	AA+	2,003,300
300	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A, 4.750%, 11/15/27 – NPFG Insured	11/15 at 100.00	AA+	293,907
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A:
2,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	A	2,047,460
4,000	5.000%, 11/15/25 – FGIC Insured	11/12 at 100.00	A	4,005,320
1,250	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002F, 5.000%, 11/15/31 – NPFG Insured	11/12 at 100.00	A	1,185,950
315	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%, 1/01/25 – FGIC Insured	1/18 at 100.00	A+	324,522
865	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	894,306
350	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM Insured (UB)	7/15 at 100.00	AA+	350,704
85	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)	10/11 at 100.00	Baa1	82,751
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2007, 5.000%, 11/01/28 (Alternative Minimum Tax)	5/18 at 100.00	Aa2	1,919,680
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
500	5.000%, 12/01/19 – AGM Insured	6/15 at 101.00	AA+	538,800
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,016,100
345	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	345,794
390	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.512%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA+	384,836
4,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-Fourth Series 2001, 5.000%, 8/01/11 – FGIC Insured (Alternative Minimum Tax)	6/11 at 100.00	Aa2	4,014,959
780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3	885,932
20,180	Total Transportation			20,294,321
	U.S. Guaranteed – 10.5% (6.9% of Total Investments) (4)
120	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk County Issue, Series 1986, 7.375%, 7/01/16 (ETM)	No Opt. Call	AAA	139,163
690	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2002A, 5.500%, 2/15/17 (Pre-refunded 2/15/12) – AGM Insured	2/12 at 100.00	Aaa	720,919

Nuveen Investments	51

Nuveen Insured New York Dividend Advantage Municipal Fund (continued)
NKO	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$4,995	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2002B, 5.250%, 5/01/16 (Pre-refunded 11/01/11) – NPFG Insured	11/11 at 101.00	AAA	$5,187,856
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C, 5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured	8/12 at 100.00	AAA	1,064,220
3,250	New York City, New York, General Obligation Bonds, Fiscal Series 2002C, 5.125%, 3/15/25 (Pre-refunded 3/15/12) – AGM Insured	3/12 at 100.00	AA+ (4)	3,397,388
120	New York State Housing Finance Agency, Construction Fund Bonds, State University, Series 1986A, 8.000%, 5/01/11 (ETM)	No Opt. Call	AAA	120,667
1,205	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2002-1, 5.500%, 7/15/24 (Pre-refunded 7/15/12)	7/12 at 100.00	AAA	1,269,552
11,380	Total U.S. Guaranteed			11,899,765
	Utilities – 13.0% (8.6% of Total Investments)
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A, 5.000%, 9/01/27 – AGM Insured	9/11 at 100.00	AA+	5,001,399
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,700	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	1,748,484
1,300	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A–	1,325,389
1,500	5.000%, 12/01/26 – AGC Insured	6/16 at 100.00	AA+	1,521,015
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A–	236,765
5,000	New York State Energy Research and Development Authority, Pollution Control Revenue Refunding Bonds, Niagara Mohawk Power Corporation, Series 1998A, 5.150%, 11/01/25 – AMBAC Insured	5/11 at 100.00	A–	5,000,899
14,750	Total Utilities			14,833,951
	Water and Sewer – 3.0% (2.0% of Total Investments)
1,140	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)	6/16 at 100.00	AAA	1,108,867
2,295	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 – NPFG Insured	6/15 at 100.00	AA+	2,348,957
3,435	Total Water and Sewer			3,457,824
$170,770	Total Investments (cost $173,138,876) – 151.8%			172,722,594
	Floating Rate Obligation – (10.2)%			(11,620,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (43.9)% (5)			(50,000,000)
	Other Assets Less Liabilities – 2.3%			2,663,235
	Net Assets Applicable to Common Shares – 100%			$113,765,829

The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance for more information.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investment is 28.9%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

52	Nuveen Investments

Nuveen Insured New York Tax-Free Advantage Municipal Fund
NRK	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.2% (2.0% of Total Investments)
$1,500	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.750%, 6/01/33	6/13 at 100.00	BBB	$1,328,640
290	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	256,305
1,790	Total Consumer Staples			1,584,945
	Education and Civic Organizations – 23.2% (14.8% of Total Investments)
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Long Island University, Series 2003A, 5.000%, 9/01/32 – RAAI Insured	9/12 at 100.00	Baa3	1,828,000
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured	No Opt. Call	A–	1,999,080
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	Aa2	1,079,510
410	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured	7/16 at 100.00	Aa2	408,934
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/25 – FGIC Insured	7/17 at 100.00	BBB	1,017,640
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mount St. Mary College, Series 2003, 5.000%, 7/01/32 – RAAI Insured	7/13 at 100.00	N/R	888,380
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A:
100	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	108,572
80	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	86,448
225	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate University, Tender Option Bond Trust 3127, 13.041%, 1/01/14 – AMBAC Insured (IF)	7/15 at 100.00	AA+	217,715
300	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Series 2009, 6.125%, 1/01/29 – AGC Insured	1/19 at 100.00	AA+	315,630
495	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA+	531,892
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
170	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	156,215
1,425	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	Baa1	1,224,645
840	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	651,706
1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural History, Series 2004A, 5.000%, 7/01/36 – NPFG Insured	7/14 at 100.00	AA	972,660
12,045	Total Education and Civic Organizations			11,487,027
	Health Care – 22.3% (14.2% of Total Investments)
2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Lutheran Medical Center, Series 2003, 5.000%, 8/01/31 – NPFG Insured	2/13 at 100.00	Baa1	1,928,140
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St. Barnabas Hospital, Series 2002A, 5.000%, 2/01/31 – AMBAC Insured	8/12 at 100.00	N/R	2,893,710
335	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured	8/17 at 100.00	AA+	339,908
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	BBB	1,017,930
255	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series 2007B, 5.125%, 7/01/37 – AGC Insured	7/17 at 100.00	AA+	240,427
25	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2003-1, 5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	AA	25,670
780	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AA+	834,233

Nuveen Investments	53

Nuveen Insured New York Tax-Free Advantage Municipal Fund (continued)
NRK	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$750	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital, Series 2003B, 5.500%, 7/01/23	7/13 at 100.00	Baa1	$755,760
305	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian Hospital Project, Series 2007, 5.000%, 8/15/36 – AGM Insured	8/14 at 100.00	AA+	289,848
2,640	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A, 5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	2,717,114
11,090	Total Health Care			11,042,740
	Long-Term Care – 3.8% (2.4% of Total Investments)
1,500	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Norwegian Christian Home and Health Center, Series 2001, 6.100%, 8/01/41 – NPFG Insured	8/11 at 105.00	Baa1	1,593,600
290	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AAA	277,086
1,790	Total Long-Term Care			1,870,686
	Tax Obligation/General – 3.2% (2.0% of Total Investments)
1,000	Nassau County, New York, General Obligation Bonds, General Improvement Series 2009C, 5.000%, 10/01/29 – AGC Insured	10/19 at 100.00	AA+	1,008,270
50	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.125%, 8/01/25 – NPFG Insured	6/11 at 100.00	AA	50,128
225	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AA+	248,670
250	New York City, New York, General Obligation Bonds, 5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AA+	263,070
1,525	Total Tax Obligation/General			1,570,138
	Tax Obligation/Limited – 46.2% (29.4% of Total Investments)
2,695	Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue State Aid Secured Bonds, Series 2004A, 5.250%, 8/15/12 – NPFG Insured	No Opt. Call	Aa1	2,861,120
1,000	Dormitory Authority of the State of New York, Master Lease Program Revenue Bonds, Nassau County Board of Cooperative Educational Services, Series 2009A, 5.000%, 8/15/28 – AGC Insured	8/19 at 100.00	AA+	1,016,360
3,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D, 5.250%, 10/01/23 – NPFG Insured	10/12 at 100.00	A+	3,101,460
1,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009A, 5.625%, 10/01/29 – AGC Insured	10/19 at 100.00	AA+	1,044,610
340	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A, 5.750%, 5/01/27 – AGM Insured (UB)	5/18 at 100.00	AA+	367,768
1,085	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2007A, 5.750%,	5/17 at 100.00	AA+	1,157,912
	5/01/28 – AGM Insured (UB)
2,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	1,686,292
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	1,001,720
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/13 at 102.00	BBB	486,550
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
610	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	636,273
555	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	580,519
740	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	747,911
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/22 – NPFG Insured	2/13 at 100.00	AAA	2,094,120
1,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A, 5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	AA+	1,040,090

54	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$280	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option Bonds Trust 3095, 13.345%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	$261,881
1,290	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2002A, 5.000%, 1/01/23 – FGIC Insured	1/13 at 100.00	AAA	1,347,328
950	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	1,088,339
1,200	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	1,253,304
750	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21	6/13 at 100.00	AA–	781,905
295	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.125%, 8/01/42 – AGM Insured	8/20 at 100.00	AA+	271,539
22,405	Total Tax Obligation/Limited			22,827,001
	Transportation – 13.8% (8.8% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A:
100	4.750%, 11/15/27 – NPFG Insured	11/15 at 100.00	AA+	97,969
500	4.750%, 11/15/30 – AMBAC Insured	11/15 at 100.00	A	462,935
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A, 5.000%, 11/15/25 – FGIC Insured	11/12 at 100.00	A	1,001,330
140	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%, 1/01/25 – FGIC Insured	1/18 at 100.00	A+	144,232
1,875	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	1,938,525
3,000	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/32 – AGM Insured	7/15 at 100.00	AA+	2,990,160
170	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.512%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA+	167,749
6,785	Total Transportation			6,802,900
	U.S. Guaranteed – 33.8% (21.5% of Total Investments) (4)
1,185	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32 (Pre-refunded 2/01/13)	2/13 at 102.00	Aaa	1,306,865
500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Group, Series 2003, 5.375%, 5/01/23 (Pre-refunded 5/01/13)	5/13 at 100.00	Aaa	548,895
2,500	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2002A, 5.250%, 7/01/22 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	A1 (4)	2,651,500
70	Erie County Water Authority, New York, Water Revenue Bonds, Series 1990B, 6.750%, 12/01/14 – AMBAC Insured (ETM)	12/14 at 100.00	N/R (4)	77,937
500	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2002A, 5.500%, 2/15/17 (Pre-refunded 2/15/12) – AGM Insured	2/12 at 100.00	Aaa	522,405
3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C, 5.250%, 8/01/18 (Pre-refunded 8/01/12) – AMBAC Insured	8/12 at 100.00	AAA	3,192,660
3,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B, 5.000%, 4/01/20 (Pre-refunded 4/01/12) – AMBAC Insured	4/12 at 100.00	AAA	3,662,852
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded 3/15/13) – FGIC Insured	3/13 at 100.00	AAA	547,260
2,000	Power Authority of the State of New York, General Revenue Bonds, Series 2002A, 5.000%, 11/15/20 (Pre-refunded 11/15/12)	11/12 at 100.00	Aa2 (4)	2,146,060
1,975	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A, 5.125%, 1/01/31 (Pre-refunded 1/01/12) – NPFG Insured	1/12 at 100.00	AAA	2,047,167
15,730	Total U.S. Guaranteed			16,703,601

Nuveen Investments	55

Nuveen Insured New York Tax-Free Advantage Municipal Fund (continued)
NRK	Portfolio of Investments
March 31, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities – 6.6% (4.3% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
$1,130	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	$1,162,228
870	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A–	886,991
1,000	5.000%, 12/01/26 – AGC Insured	6/16 at 100.00	AA+	1,014,010
125	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A–	118,383
110	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa2	116,619
3,235	Total Utilities			3,298,231
	Water and Sewer – 1.0% (0.6% of Total Investments)
495	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)	6/16 at 100.00	AAA	481,482
$76,890	Total Investments (cost $77,758,819) – 157.1%			77,668,751
	Floating Rate Obligations – (4.8)%			(2,390,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (56.0)% (5)			(27,680,000)
	Other Assets Less Liabilities – 3.7%			1,837,271
	Net Assets Applicable to Common Shares – 100%			$49,436,022

The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance for more information.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.6%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

56	Nuveen Investments

Statement of
Assets & Liabilities
March 31, 2011 (Unaudited)

	New York	New York		New York
	Investment	Select		Quality
	Quality	Quality		Income
	(NQN )	(NVN	)	(NUN	)
Assets
Investments, at value (cost $395,556,703, $522,490,792 and $531,389,009, respectively)	$393,701,138	$524,500,926		$532,112,904
Cash	—	802,520		4,257,167
Interest receivable	5,616,970	7,428,377		7,477,445
Deferred offering costs	686,339	834,479		836,816
Other assets	119,502	168,212		170,124
Total assets	400,123,949	533,734,514		544,854,456
Liabilities
Cash overdraft	235,395	—		—
Floating rate obligations	37,145,000	33,510,000		40,245,000
Payables:
Auction Rate Preferred share dividends	—	—		5,532
Common share dividends	1,002,192	1,392,096		1,423,752
Interest	—	—		—
Investments purchased	—	1,426,752		3,955,400
Offering costs	287,398	261,689		297,657
MuniFund Term Preferred (MTP) shares, at liquidation value	—	—		—
Variable Rate Demand Preferred (VRDP) shares, at liquidation value	112,300,000	164,800,000		161,700,000
Accrued expenses:
Management fees	207,516	275,694		280,107
Other	117,756	172,164		177,042
Total liabilities	151,295,257	201,838,395		208,084,490
Auction Rate Preferred Shares (ARPS), at liquidation value	—	—		—
Net assets applicable to Common shares	$248,828,692	$331,896,119		$336,769,966
Common shares outstanding	17,518,033	23,198,402		23,752,339
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$14.20	$14.31		$14.18
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$175,180	$231,984		$237,523
Paid-in surplus	248,968,995	328,424,282		334,551,337
Undistributed (Over-distribution of) net investment income	3,632,326	4,727,027		5,107,429
Accumulated net realized gain (loss)	(2,092,244)	(3,497,308)		(3,850,218)
Net unrealized appreciation (depreciation)	(1,855,565)	2,010,134		723,895
Net assets applicable to Common shares	$248,828,692	$331,896,119		$336,769,966
Authorized shares:
Common	200,000,000	200,000,000		200,000,000
ARPS	1,000,000	1,000,000		1,000,000
MTP	—	—		—
VRDP	Unlimited	Unlimited		Unlimited

See accompanying notes to financial statements.

Nuveen Investments	57

Statement of
Assets & Liabilities (Unaudited) (continued)

	Insured	Insured	Insured
	New York	New York	New York
	Premium	Dividend	Tax-Free
	Income	Advantage	Advantage
	(NNF )	(NKO )	(NRK )
Assets
Investments, at value (cost $185,051,410, $173,138,876 and $77,758,819, respectively)	$185,026,995	$172,722,594	$77,668,751
Cash	—	979,672	666,757
Interest receivable	2,636,521	2,658,393	1,034,489
Deferred offering costs	—	627,595	540,817
Other assets	24,525	45,729	34,234
Total assets	187,688,041	177,033,983	79,945,048
Liabilities
Cash overdraft	716,063	—	—
Floating rate obligations	16,600,000	11,620,000	2,390,000
Payables:
Auction Rate Preferred share dividends	1,350	—	—
Common share dividends	476,281	497,089	207,206
Interest	—	—	58,820
Investments purchased	—	986,150	—
Offering costs	—	68,951	106,886
MuniFund Term Preferred (MTP) shares, at liquidation value	—	—	27,680,000
Variable Rate Demand Preferred (VRDP) shares, at liquidation value	—	50,000,000	—
Accrued expenses:
Management fees	98,644	78,314	41,501
Other	39,997	17,650	24,613
Total liabilities	17,932,335	63,268,154	30,509,026
Auction Rate Preferred Shares (ARPS), at liquidation value	50,350,000	—	—
Net assets applicable to Common shares	$119,405,706	$113,765,829	$49,436,022
Common shares outstanding	8,243,515	7,937,131	3,506,560
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$14.48	$14.33	$14.10
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$82,435	$79,371	$35,066
Paid-in surplus	118,631,530	113,666,918	49,854,094
Undistributed (Over-distribution of) net investment income	1,964,176	1,286,273	203,951
Accumulated net realized gain (loss)	(1,248,020)	(850,451)	(567,021)
Net unrealized appreciation (depreciation)	(24,415)	(416,282)	(90,068)
Net assets applicable to Common shares	$119,405,706	$113,765,829	$49,436,022
Authorized shares:
Common	200,000,000	Unlimited	Unlimited
ARPS	1,000,000	Unlimited	Unlimited
MTP	—	—	Unlimited
VRDP	—	Unlimited	—

See accompanying notes to financial statements.

58	Nuveen Investments

Statement of
Operations
Six Months Ended March 31, 2011 (Unaudited)

				Insured	Insured	Insured
	New York	New York	New York	New York	New York	New York
	Investment	Select	Quality	Premium	Dividend	Tax-Free
	Quality	Quality	Income	Income	Advantage	Advantage
	(NQN )	(NVN )	(NUN )	(NNF )	(NKO )	(NRK )
Investment Income	$9,329,770	$12,875,582	$12,881,296	$4,396,467	$4,215,186	$1,884,576
Expenses
Management fees	1,234,971	1,642,959	1,666,675	586,057	553,182	247,143
Auction fees	56,773	83,316	90,622	44,582	25,278	—
Dividend disbursing agent fees	—	—	22,411	9,973	—	—
Shareholders’ servicing agent fees and expenses	12,473	12,238	12,358	4,734	593	18,098
Interest expense and amortization of offering costs	433,306	553,406	393,018	57,517	152,384	422,414
Liquidity fees on VRDP shares	433,682	636,427	363,693	—	257,454	—
Custodian’s fees and expenses	35,927	47,360	45,901	19,605	18,408	11,602
Directors’/Trustees’ fees and expenses	5,176	7,112	7,080	2,402	2,306	1,088
Professional fees	13,042	16,661	17,233	9,826	7,917	5,642
Shareholders’ reports – printing and mailing expenses	14,658	17,410	20,470	8,780	7,406	4,070
Stock exchange listing fees	4,532	4,532	4,532	4,532	553	13,756
Investor relations expense	11,688	15,268	15,405	5,810	5,240	2,924
Other expenses	20,296	23,525	26,578	13,359	15,948	11,291
Total expenses before custodian fee credit and expense reimbursement	2,276,524	3,060,214	2,685,976	767,177	1,046,669	738,028
Custodian fee credit	(1,162)	(3,425)	(9,119)	(697)	(2,504)	(305)
Expense reimbursement	—	—	—	—	(88,116)	(10,790)
Net expenses	2,275,362	3,056,789	2,676,857	766,480	956,049	726,933
Net investment income (loss)	7,054,408	9,818,793	10,204,439	3,629,987	3,259,137	1,157,643
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	677,860	230,130	431,813	112,343	55,700	(81,269)
Change in net unrealized appreciation (depreciation) of investments	(23,001,208)	(33,929,112)	(32,238,309)	(10,723,320)	(8,715,687)	(4,212,474)
Net realized and unrealized gain (loss)	(22,323,348)	(33,698,982)	(31,806,496)	(10,610,977)	(8,659,987)	(4,293,743)
Distributions to Auction Rate Preferred Shareholders
From net investment income	—	—	(195,043)	(104,313)	—	—
Decrease in net assets applicable to Common shares from distributions to Auction Rate Preferred shareholders	—	—	(195,043)	(104,313)	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	$(15,268,940)	$(23,880,189)	$(21,797,100)	$(7,085,303)	$(5,400,850)	$(3,136,100)

See accompanying notes to financial statements.

Nuveen Investments	59

Statement of
Changes in Net Assets (Unaudited)

	New York		New York		New York
	Investment Quality (NQN)		Select Quality (NVN)		Quality Income (NUN)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	3/31/11	9/30/10	3/31/11	9/30/10	3/31/11	9/30/10
Operations
Net investment income (loss)	$7,054,408	$15,306,739	$9,818,793	$21,221,615	$10,204,439	$21,690,212
Net realized gain (loss) from investments	677,860	1,107,452	230,130	819,456	431,813	571,906
Net increase from payments by the Adviser for losses realized on the disposal of investments purchased in violation of investment restrictions	—	—	—	—	—	—
Change in net unrealized appreciation (depreciation) of investments	(23,001,208)	5,430,758	(33,929,112)	6,657,396	(32,238,309)	5,806,336
Distributions to Auction Rate Preferred Shareholders:
From net investment income	—	(428,280)	—	(642,714)	(195,043)	(651,201)
From accumulated net realized gains	—	—	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	(15,268,940)	21,416,669	(23,880,189)	28,055,753	(21,797,100)	27,417,253
Distributions to Common Shareholders
From net investment income	(7,042,250)	(13,558,960)	(9,743,329)	(18,349,937)	(9,833,469)	(18,717,052)
From accumulated net realized gains	(888,164)	—	(677,393)	—	(104,510)	—
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(7,930,414)	(13,558,960)	(10,420,722)	(18,349,937)	(9,937,979)	(18,717,052)
Capital Share Transactions
Common shares repurchased and retired	—	—	—	—	—	(21,811)
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	—	—	—	—	(21,811)
Net increase (decrease) in net assets applicable to Common shares	(23,199,354)	7,857,709	(34,300,911)	9,705,816	(31,735,079)	8,678,390
Net assets applicable to Common shares at the beginning of period	272,028,046	264,170,337	366,197,030	356,491,214	368,505,045	359,826,655
Net assets applicable to Common shares at the end of period	$248,828,692	$272,028,046	$331,896,119	$366,197,030	$336,769,966	$368,505,045
Undistributed (Over-distribution of) net investment income at the end of period	$3,632,326	$3,620,168	$4,727,027	$4,651,563	$5,107,429	$4,931,502

See accompanying notes to financial statements.

60	Nuveen Investments

	Insured New York		Insured New York		Insured New York
	Premium Income (NNF)		Dividend Advantage (NKO)		Tax-Free Advantage (NRK)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	3/31/11	9/30/10	3/31/11	9/30/10	3/31/11	9/30/10
Operations
Net investment income (loss)	$3,629,987	$7,057,254	$3,259,137	$6,394,808	$1,157,643	$2,711,733
Net realized gain (loss) from investments	112,343	63,935	55,700	(6,075)	(81,269)	(33,902)
Net increase from payments by the Adviser for losses realized on the disposal of investments purchased in violation of investment restrictions	—	—	—	—	—	35,020
Change in net unrealized appreciation (depreciation) of investments	(10,723,320)	2,739,985	(8,715,687)	1,592,173	(4,212,474)	800,598
Distributions to Auction Rate Preferred Shareholders:
From net investment income	(104,313)	(204,610)	—	—	—	(42,251)
From accumulated net realized gains	—	—	—	—	—	(36,601)
Net increase (decrease) in net assets applicable to Common shares from operations	(7,085,303)	9,656,564	(5,400,850)	7,980,906	(3,136,100)	3,434,597
Distributions to Common Shareholders
From net investment income	(3,190,241)	(6,068,555)	(3,071,670)	(6,127,465)	(1,293,921)	(2,563,296)
From accumulated net realized gains	—	—	—	(20,637)	—	(228,628)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(3,190,241)	(6,068,555)	(3,071,670)	(6,148,102)	(1,293,921)	(2,791,924)
Capital Share Transactions
Common shares repurchased and retired	—	(165,653)	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	(165,653)	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares	(10,275,544)	3,422,356	(8,472,520)	1,832,804	(4,430,021)	642,673
Net assets applicable to Common shares at the beginning of period	129,681,250	126,258,894	122,238,349	120,405,545	53,866,043	53,223,370
Net assets applicable to Common shares at the end of period	$119,405,706	$129,681,250	$113,765,829	$122,238,349	$49,436,022	$53,866,043
Undistributed (Over-distribution of) net investment income at the end of period	$1,964,176	$1,628,743	$1,286,273	$1,098,806	$203,951	$340,229

See accompanying notes to financial statements.

Nuveen Investments	61

Statement of
Cash Flows
Six Months Ended March 31, 2011 (Unaudited)

	New York	New York	New York
	Investment	Select	Quality
	Quality	Quality	Income
	(NQN )	(NVN )	(NUN )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$(15,268,940)	$(23,880,189)	$(21,797,100)
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(11,066,006)	(20,114,081)	(27,165,217)
Proceeds from sales and maturities of investments	10,955,000	9,203,566	8,912,815
Proceeds from (Purchases of) short-term investments, net	25,000	25,000	—
Amortization (Accretion) of premiums and discounts, net	695,947	303,621	342,863
(Increase) Decrease in:
Receivable for interest	(84,637)	(168,032)	(249,288)
Receivable for investments sold	110,000	8,559,582	6,281,592
Other assets	90,736	120,432	(34,784)
Increase (Decrease) in:
Payable for Auction Rate Preferred share dividends	—	—	(1,979)
Payable for interest	—	—	—
Payable for investments purchased	—	1,426,752	3,955,400
Accrued management fees	(4,538)	(7,234)	(5,436)
Accrued other expenses	(17,448)	(42,428)	(52,725)
Net realized gain (loss) from:
Investments	(677,860)	(230,130)	(431,813)
Paydowns	—	(2,032)	(1,690)
Change in net unrealized (appreciation) depreciation of investments	23,001,208	33,929,112	32,238,309
Taxes paid on undistributed capital gains	(6,177)	(5,308)	(437)
Net cash provided by (used in) operating activities	7,752,285	9,118,631	1,990,510
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	11,659	14,175	(836,816)
Increase (Decrease) in:
Cash overdraft balance	235,395	—	—
Payable for offering costs	(162,869)	(224,622)	297,657
VRDP shares, at liquidation value	—	—	161,700,000
ARPS, at liquidation value	—	—	(160,775,000)
Cash distributions paid to Common shareholders	(7,934,187)	(10,426,339)	(9,943,885)
Net cash provided by (used in) financing activities	(7,850,002)	(10,636,786)	(9,558,044)
Net Increase (Decrease) in Cash	(97,717)	(1,518,155)	(7,567,534)
Cash at the beginning of period	97,717	2,320,675	11,824,701
Cash at the End of Period	$—	$802,520	$4,257,167

Supplemental Disclosure of Cash Flow Information

	New York		New York		New York
	Investment		Select		Quality
	Quality		Quality		Income
	(NQN	)	(NVN	)	(NUN	)
Cash paid for interest (excluding amortization of offering costs, where applicable)	$421,649		$539,234		$384,834

See accompanying notes to financial statements.

62	Nuveen Investments

	Insured	Insured	Insured
	New York	New York	New York
	Premium	Dividend	Tax-Free
	Income	Advantage	Advantage
	(NNF )	(NKO )	(NRK )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$(7,085,303)	$(5,400,850)	$(3,136,100)
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(12,479,813)	(17,654,176)	(1,029,340)
Proceeds from sales and maturities of investments	3,362,130	14,841,272	1,895,665
Proceeds from (Purchases of) short-term investments, net	6,470,000	—	—
Amortization (Accretion) of premiums and discounts, net	301,641	218,043	137,495
(Increase) Decrease in:
Receivable for interest	(128,178)	(103,570)	15,415
Receivable for investments sold	516,635	2,720,750	—
Other assets	1,906	16,719	(144)
Increase (Decrease) in:
Payable for Auction Rate Preferred share dividends	(190)	—	—
Payable for interest	—	—	(3,921)
Payable for investments purchased	—	986,150	—
Accrued management fees	(1,879)	(1,113)	4,442
Accrued other expenses	(8,506)	(14,535)	(577)
Net realized gain (loss) from:
Investments	(112,343)	(55,700)	81,269
Paydowns	—	—	—
Change in net unrealized (appreciation) depreciation of investments	10,723,320	8,715,687	4,212,474
Taxes paid on undistributed capital gains	—	(524)	(226)
Net cash provided by (used in) operating activities	1,559,420	4,268,153	2,176,452
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	—	(985)	66,148
Increase (Decrease) in:
Cash overdraft balance	716,063	(208,043)	(250,766)
Payable for offering costs	—	(10,378)	(30,962)
VRDP shares, at liquidation value	—	—	—
ARPS, at liquidation value	—	—	—
Cash distributions paid to Common shareholders	(3,193,433)	(3,069,075)	(1,294,115)
Net cash provided by (used in) financing activities	(2,477,370)	(3,288,481)	(1,509,695)
Net Increase (Decrease) in Cash	(917,950)	979,672	666,757
Cash at the beginning of period	917,950	—	—
Cash at the End of Period	$—	$979,672	$666,757

Supplemental Disclosure of Cash Flow Information

	Insured		Insured		Insured
	New York		New York		New York
	Premium		Dividend		Tax-Free
	Income		Advantage		Advantage
	(NNF	)	(NKO	)	(NRK	)
Cash paid for interest (excluding amortization of offering costs, where applicable)	$57,517		$141,478		$360,187

See accompanying notes to financial statements.

Nuveen Investments	63

Financial
Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share– holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share– holders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
New York Investment Quality (NQN)
Year Ended 9/30:
2011(f)	$15.53	$.40	$(1.28)	$—	$—	$(.88)	$(.40)	$(.05)	$(.45)	$—		$14.20	$13.19
2010	15.08	.87	.37	(.02)	—	1.22	(.77)	—	(.77)	—		15.53	14.93
2009	13.23	.88	1.74	(.09)	—	2.53	(.68)	—	(.68)	—	*	15.08	14.13
2008	14.77	.90	(1.56)	(.26)	—	(.92)	(.62)	—	(.62)	—	*	13.23	10.72
2007	15.18	.89	(.29)	(.25)	(.02)	.33	(.67)	(.07)	(.74)	—		14.77	13.70
2006	15.87	.90	(.05)	(.17)	(.09)	.59	(.75)	(.53)	(1.28)	—		15.18	13.99

New York Select Quality (NVN)
Year Ended 9/30:
2011(f)	15.79	.42	(1.45)	—	—	(1.03)	(.42)	(.03)	(.45)	—		14.31	13.54
2010	15.37	.91	.33	(.03)	—	1.21	(.79)	—	(.79)	—		15.79	15.40
2009	13.34	.90	1.90	(.09)	—	2.71	(.68)	—	(.68)	—	*	15.37	13.76
2008	14.98	.91	(1.63)	(.27)	— *	(.99)	(.64)	(.01)	(.65)	—	*	13.34	10.70
2007	15.44	.92	(.37)	(.27)	(.01)	.27	(.70)	(.03)	(.73)	—		14.98	13.86
2006	15.87	.93	(.07)	(.21)	(.05)	.60	(.76)	(.27)	(1.03)	—		15.44	14.34

	Auction Rate Prefered Shares at End of Period			Variable Rate Demand Prefered Shares at End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share
New York Investment Quality (NQN)
Year Ended 9/30:
2011(f)	$—	$—	$—	$112,300	$100,000	$321,575
2010	—	—	—	112,300	100,000	342,233
2009	111,500	25,000	84,231	—	—	—
2008	114,925	25,000	75,664	—	—	—
2007	144,000	25,000	70,178	—	—	—
2006	144,000	25,000	71,699	—	—	—

New York Select Quality (NVN)
Year Ended 9/30:
2011(f)	—	—	—	164,800	100,000	301,393
2010	—	—	—	164,800	100,000	322,207
2009	163,900	25,000	79,376	—	—	—
2008	163,900	25,000	72,427	—	—	—
2007	193,000	25,000	70,258	—	—	—
2006	193,000	25,000	71,884	—	—	—

64	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income		Portfolio Turnover Rate

(8.69)%	(5.68)%	$248,829	1.79	%**	1.45	%**	5.53	%**	3%
11.63	8.42	272,028	1.31		1.18		5.83		6
39.45	19.74	264,170	1.42		1.20		6.45		3
(17.85)	(6.46)	232,903	1.46		1.24		6.15		9
3.22	2.22	260,224	1.40		1.22		5.98		19
2.39	4.03	268,986	1.22		1.22		5.92		16

(9.20)	(6.56)	331,896	1.79	**	1.48	**	5.75	**	2
18.34	8.18	366,197	1.26		1.17		6.00		8
36.22	20.98	356,491	1.36		1.20		6.52		5
(18.81)	(6.90)	310,931	1.41		1.21		6.16		12
1.70	1.75	349,388	1.38		1.20		6.05		17
4.53	4.10	361,945	1.20		1.20		6.03		15

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation.

Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred shares and/or Variable Rate Demand Preferred shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)
The expense ratios reflect, among other things, payments to Variable Rate Demand Preferred shareholders and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively.

(f)	For the six months ended March 31, 2011.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	65

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share– holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share– holders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
New York Quality Income (NUN)
Year Ended 9/30:
2011(f)	$15.51	$.43	$(1.34)	$(.01)	$—	$(.92)	$(.41)	$— *	$(.41)	$—		$14.18	$13.42
2010	15.15	.91	.27	(.03)	—	1.15	(.79)	—	(.79)	—	*	15.51	15.10
2009	13.20	.89	1.81	(.09)	—	2.61	(.67)	—	(.67)	.01		15.15	13.68
2008	14.79	.89	(1.59)	(.27)	— *	(.97)	(.61)	(.01)	(.62)	—	*	13.20	10.43
2007	15.21	.89	(.33)	(.28)	(.01)	.27	(.65)	(.04)	(.69)	—		14.79	13.46
2006	15.64	.90	(.05)	(.20)	(.05)	.60	(.76)	(.27)	(1.03)	—		15.21	14.11

Insured New York Premium Income (NNF)
Year Ended 9/30:
2011(f)	15.73	.44	(1.29)	(.01)	—	(.86)	(.39)	—	(.39)	—		14.48	13.87
2010	15.29	.86	.35	(.03)	—	1.18	(.74)	—	(.74)	—	*	15.73	15.18
2009	13.39	.84	1.76	(.08)	—	2.52	(.63)	—	(.63)	.01		15.29	13.64
2008	14.88	.86	(1.48)	(.26)	—	(.88)	(.61)	—	(.61)	—		13.39	11.04
2007	15.31	.87	(.33)	(.25)	(.01)	.28	(.67)	(.04)	(.71)	—		14.88	13.54
2006	15.78	.88	(.06)	(.18)	(.05)	.59	(.73)	(.33)	(1.06)	—		15.31	14.26

	Auction Rate Prefered Shares at End of Period			Variable Rate Demand Prefered Shares at End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share
New York Quality Income (NUN)
Year Ended 9/30:
2011(f)	$—	$—	$—	$161,700	$100,000	$308,268
2010	160,775	25,000	82,301	—	—	—
2009	160,775	25,000	80,952	—	—	—
2008	165,375	25,000	72,696	—	—	—
2007	197,000	25,000	69,868	—	—	—
2006	197,000	25,000	71,498	—	—	—

Insured New York Premium Income (NNF)
Year Ended 9/30:
2011(f)	50,350	25,000	84,288	—	—	—
2010	50,350	25,000	89,390	—	—	—
2009	50,350	25,000	87,691	—	—	—
2008	52,000	25,000	78,619	—	—	—
2007	65,000	25,000	72,675	—	—	—
2006	65,000	25,000	74,056	—	—	—

66	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income		Portfolio Turnover Rate

(8.41)%	(5.91)%	$336,770	1.55	%**	1.33	%**	5.90	%**	2%
16.77	7.87	368,505	1.22		1.15		6.08		6
38.91	20.46	359,827	1.38		1.20		6.50		5
(18.60)	(6.80)	315,510	1.42		1.21		6.10		9
.21	1.81	353,564	1.38		1.20		5.95		21
4.27	4.06	366,405	1.21		1.21		5.95		14

(6.06)	(5.51)	119,406	1.26	**	1.16	**	5.95	**	2
17.25	7.96	129,681	1.25		1.16		5.63		4
30.31	19.42	126,259	1.42		1.21		6.02		5
(14.53)	(6.18)	111,528	1.45		1.24		5.84		10
(.20)	1.85	123,956	1.40		1.23		5.79		21
3.30	3.96	127,546	1.22		1.22		5.75		14

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation.

Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred shares and/or Variable Rate Demand Preferred shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)
The expense ratios reflect, among other things, payments to Variable Rate Demand Preferred Shareholders and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively.

(f)	For the six months ended March 31, 2011.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	67

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share– holders	(a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share– holders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
Insured New York Dividend Advantage (NKO)
Year Ended 9/30:
2011(f)	$15.40	$.41	$(1.09)	$—	$—		$(.68)	$(.39)	$—	$(.39)	$—		$14.33	$13.54
2010	15.17	.81	.19	—	—		1.00	(.77)	— *	(.77)	—		15.40	14.72
2009	13.38	.78	1.73	—	—	*	2.51	(.70)	(.02)	(.72)	—	*	15.17	14.07
2008	14.96	.91	(1.57)	(.22)	(.01)		(.89)	(.66)	(.03)	(.69)	—		13.38	10.96
2007	15.34	.95	(.34)	(.26)	—	*	.35	(.72)	(.01)	(.73)	—		14.96	14.10
2006	15.67	.95	(.08)	(.20)	(.03)		.64	(.78)	(.19)	(.97)	—		15.34	14.85

Insured New York Tax-Free Advantage (NRK)
Year Ended 9/30:
2011(f)	15.36	.33	(1.22)	—	—		(.89)	(.37)	—	(.37)	—		14.10	13.12
2010	15.18	.77	.23	(.01)	(.01)		.98	(.73)	(.07)	(.80)	—		15.36	14.75
2009	13.31	.83	1.81	(.10)	—	*	2.54	(.66)	(.01)	(.67)	—	*	15.18	13.70
2008	14.65	.88	(1.32)	(.25)	—	*	(.69)	(.65)	— *	(.65)	—		13.31	11.52
2007	14.92	.91	(.29)	(.23)	—	*	.39	(.65)	(.01)	(.66)	—		14.65	13.74
2006	15.00	.90	(.05)	(.21)	—	*	.64	(.69)	(.03)	(.72)	—		14.92	14.08

	Auction Rate Prefered Shares at End of Period			MuniFund Term Preferred Shares at End of Period						Variable Rate Demand Prefered Shares at End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Ending Market Value Per Share	Average Market Value Per Share		Asset Coverage Per Share	Aggregate Amount Outstanding	Liquidation Value Per Share	Asset Coverage Per Share
Insured New York Dividend Advantage (NKO)
Year Ended 9/30:
2011(f)	$—	$—	$—	$—	$—	$—	$—		$—	$50,000	$100,000	$327,532
2010	—	—	—	—	—	—	—		—	50,000	100,000	344,477
2009	—	—	—	—	—	—	—		—	50,000	100,000	340,811
2008	—	—	—	—	—	—	—		—	50,000	100,000	313,166
2007	61,000	25,000	73,824	—	—	—	—		—	—	—	—
2006	61,000	25,000	75,032	—	—	—	—		—	—	—	—

Insured New York Tax-Free Advantage (NRK)
Year Ended 9/30:
2011(f)	—	—	—	27,680	10.00	10.05	10.06		27.86	—	—	—
2010	—	—	—	27,680	10.00	10.33	10.09	^	29.46	—	—	—
2009	27,000	25,000	74,281	—	—	—	—		—	—	—	—
2008	27,000	25,000	68,304	—	—	—	—		—	—	—	—
2007	27,000	25,000	72,665	—	—	—	—		—	—	—	—
2006	27,000	25,000	73,541	—	—	—	—		—	—	—	—

68	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)						Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income		Expenses Including Interest	(e)	Expenses Excluding Interest		Net Investment Income		Portfolio Turnover Rate

(5.38)%	(4.45)%	$113,766	1.81	%***	1.56	%***	5.47	%***	1.65	%***	1.41	%***	5.62	%***	9%
10.62	6.88	122,238	1.86		1.66		5.19		1.67		1.47		5.37		2
36.41	19.41	120,406	2.13		1.48		5.42		1.87		1.22		5.68		3
(18.10)	(6.24)	106,583	1.65		1.26		5.81		1.68		1.29		5.78		9
(.21)	2.36	119,131	1.38		1.20		5.83		1.40		1.22		5.81		19
7.92	4.29	122,078	1.20		1.20		5.79		1.21		1.21		5.78		11

(8.59)	(5.83)	49,436	2.91	***	1.51	***	4.53	***	2.87	***	1.46	***	4.57	***	1
13.97	6.70 **	53,866	1.95		1.30		5.01		1.81		1.15		5.15		4
25.65	19.67	53,223	1.40		1.31		5.77		1.13		1.04		6.04		4
(11.94)	(4.91)	46,769	1.41		1.26		5.68		1.44		1.29		5.65		8
2.24	2.69	51,479	1.40		1.25		5.65		1.42		1.27		5.63		17
5.79	4.38	52,425	1.27		1.27		5.62		1.29		1.29		5.60		8

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation.

Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred shares, MuniFund Term Preferred shares and/or Variable Rate Demand Preferred shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of November 30, 2010, the Adviser is no longer reimbursing Insured New York Tax-Free Advantage (NRK) for any fees or expenses.

(e)	The expense ratios reflect, among other things, payments to MuniFund Term Preferred shareholders, Variable Rate Demand Preferred shareholders and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively.
(f)	For the six months ended March 31, 2011.
*	Rounds to less than $.01 per share.
**
During the fiscal year ended September 30, 2010, Insured New York Tax-Free Advantage (NRK) received payments from the Adviser of $35,020 to offset losses realized on the disposal of investments purchased in violation of the Fund’s investment restrictions. This reimbursement did not have an impact on the Fund’s Total Return on Common Share Net Asset Value.

***	Annualized.
^	For the period April 14, 2010 (first issuance date of shares) through September 30, 2010.

See accompanying notes to financial statements.

Nuveen Investments	69

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information
The funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen New York Investment Quality Municipal Fund, Inc. (NQN), Nuveen New York Select Quality Municipal Fund, Inc. (NVN), Nuveen New York Quality Income Municipal Fund, Inc. (NUN), Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF), Nuveen Insured New York Dividend Advantage Municipal Fund (NKO) and Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK) (collectively, the “Funds”). Common shares of New York Investment Quality (NQN), New York Select Quality (NVN), New York Quality Income (NUN) and Insured New York Premium Income (NNF) are traded on the New York Stock Exchange (“NYSE”) while Common shares of Insured New York Dividend Advantage (NKO) and Insured New York Tax-Free Advantage (NRK) are traded on the NYSE Amex. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end registered investment companies.

Effective January 1, 2011, the Funds’ adviser, Nuveen Asset Management, a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), changed its name to Nuveen Fund Advisors, Inc. (the “Adviser”). Concurrently, the Adviser formed a wholly-owned subsidiary, Nuveen Asset Management, LLC (the “Sub-Adviser”), to house its portfolio management capabilities and to serve as the Funds’ sub-adviser, and the Funds’ portfolio manager became an employee of the Sub-Adviser. This allocation of responsibilities between the Adviser and the Sub-Adviser affects each of the Funds. The Adviser will compensate the Sub-Adviser for the portfolio management services it provides to the Funds from each Fund’s management fee.

Each Fund seeks to provide current income exempt from both regular federal and New York state income taxes, and in the case of Insured New York Tax-Free Advantage (NRK) the alternative minimum tax applicable to individuals, by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within the state of New York or certain U.S. territories.

Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Valuation
Prices of municipal bonds are provided by a pricing service approved by the Funds’ Board of Directors/Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. When price quotes are not readily available (which is usually the case for municipal bonds) the pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors/Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of securities would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

70	Nuveen Investments

These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors/Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At March 31, 2011, New York Select Quality (NVN), New York Quality Income (NUN) and Insured New York Dividend Advantage (NKO) had outstanding when issued/delayed delivery purchase commitments of $1,426,752, $3,955,400 and $986,150, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and New York state income taxes, and in the case of Insured New York Tax-Free Advantage (NRK) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares
Each Fund is authorized to issue Auction Rate Preferred Shares (“ARPS”). The following Fund has issued and outstanding ARPS, $25,000 stated value per share, which approximates market value, as a means of effecting financial leverage. The Fund’s ARPS are issued in more than one Series. The dividend rate paid by the Fund on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. As of March 31, 2011, the number of ARPS outstanding, by Series and in total, for the Fund is as follows:

	Insured
	New York
	Premium
	Income
	(NNF	)
Number of shares:
Series M	1,022
Series T	992
Total	2,014

Nuveen Investments	71

Notes to
Financial Statements (Unaudited) (continued)

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the ARPS issued by the Funds than there were offers to buy. This meant that these auctions “failed to clear,’’ and that many ARPS shareholders who wanted to sell their shares in these auctions were unable to do so. ARPS shareholders unable to sell their shares received distributions at the “maximum rate’’ applicable to failed auctions as calculated in accordance with the pre-established terms of the ARPS. As of March 31, 2011, the aggregate amount of outstanding ARPS redeemed by each Fund is as follows:

							Insured		Insured		Insured
	New York		New York		New York		New York		New York		New York
	Investment		Select		Quality		Premium		Dividend		Tax-Free
	Quality		Quality		Income		Income		Advantage		Advantage
	(NQN	)	(NVN	)	(NUN	)	(NNF	)	(NKO	)	(NRK	)
ARPS redeemed, at liquidation value	$144,000,000		$193,000,000		$197,000,000		$14,650,000		$61,000,000		$27,000,000

During the fiscal year ended September 30, 2010, lawsuits pursuing claims made in a demand letter alleging that New York Quality Income’s (NUN) Board of Directors breached its fiduciary duties related to the redemption at par of its ARPS had been filed on behalf of shareholders of the Fund, against the Adviser together with current and former officers and interested director/trustees of the Fund. Nuveen and the other named defendants believe these lawsuits to be without merit, and all named parties intend to defend themselves vigorously. The Fund believes that these lawsuits will not have a material effect on the Fund or on the Adviser’s ability to serve as investment adviser to the Fund.

MuniFund Term Preferred Shares
Insured New York Tax-Free Advantage (NRK) has issued and outstanding $27,680,000, of 2.55%, Series 2015 MuniFund Term Preferred (“MTP”) Shares, with a $10 stated value per share. Proceeds from the issuance of MTP Shares, net of offering expenses, were used to redeem all of the Fund’s outstanding ARPS. Dividends, which are recognized as interest expense for financial reporting purposes, are paid monthly at a fixed annual rate of 2.55%, subject to adjustment in certain circumstances. The MTP Shares trade on NYSE under the ticker symbol “NRK Pr C.”

The Fund is obligated to redeem its MTP Shares on May 1, 2015, unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. The MTP Shares are subject to redemption at the option of the Fund, subject to payment of a premium until April 31, 2012, and at par thereafter. The MTP Shares also will be subject to redemption, at the option of the Fund, at par in the event of certain changes in the credit rating of the MTP Shares. The Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.

During the six months ended March 31, 2011, Insured New York Tax-Free Advantage (NRK) had all $27,680,000 of its MTP Shares outstanding.

For financial reporting purposes only, the liquidation value of MTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on MTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Net amounts earned by Nuveen as underwriter of the Fund’s MTP Share offering are recorded as reductions of offering costs recognized by the Fund. During the six months ended March 31, 2011, there was no amounts earned by Insured New York Tax-Free Advantage (NRK).

Variable Rate Demand Preferred Shares
The following Funds have issued and outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation value per share. New York Investment Quality (NQN), New York Select Quality (NVN), New York Quality Income (NUN) and Insured New York Dividend Advantage (NKO) issued their VRDP Shares in privately negotiated offerings during August 2010, August 2010, December 2010 and August 2008, respectively. Concurrent with renewing agreements with the liquidity provider for its VRDP Shares in June 2010, Insured New York Dividend Advantage (NKO) exchanged all its 500 Series 1 VRDP Shares for 500 Series 2 VRDP Shares. The principal difference in terms between Series 1 and Series 2 VRDP Shares is the requirement that the Fund redeem VRDP Shares owned by the liquidity provider if the VRDP Shares have been owned by the liquidity provider through six months of continuous, unsuccessful remarketing. Proceeds of each Fund’s offering were used to redeem all, or a portion of, each Fund’s outstanding ARPS. The VRDP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. As of March 31, 2011, the number of VRDP Shares outstanding and maturity date for each Fund are as follows:

72	Nuveen Investments

Insured
	New York		New York		New York		New York
	Investment		Select		Quality		Dividend
	Quality		Quality		Income		Advantage
	(NQN	)	(NVN	)	(NUN	)	(NKO	)
Series	1		1		1		2
Shares Outstanding	1,123		1,648		1,617		500
Maturity	August 1, 2040		August 1, 2040		December 1, 2040		June 1, 2040

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that purchase orders for VRDP Shares in a remarketing are not sufficient in number to be matched with the sale orders in that remarketing. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set weekly at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation value. If remarketings for VRDP Shares are continuously unsuccessful for six months, the maximum rate is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.

The average liquidation value outstanding and annualized dividend rate of VRDP Shares for each Fund during the six months ended March 31, 2011, were as follows:

							Insured
	New York		New York		New York		New York
	Investment		Select		Quality		Dividend
	Quality		Quality		Income		Advantage
	(NQN	)	(NVN	)	(NUN	)*	(NKO	)
Average liquidation value outstanding	112,300,000		164,800,000		161,700,000		50,000,000
Annualized dividend rate	0.52%		0.52%		0.52%		0.41%

*	For the period December 16, 2010 (issuance date of shares) through March 31, 2011.

For financial reporting purposes only, the liquidation value of VRDP Shares is recognized as a liability on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on the VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, which is recognized as “Liquidity fees on VRDP Shares” on the Statement of Operations.

Insurance
Since 2007, the financial status of most major municipal bond insurers has deteriorated substantially, and some insurers have gone out of business, rendering worthless the insurance policies they had written. Under normal circumstances, each Fund invests at least 80% of its managed assets (as defined in Footnote 7 – Management Fees and Other Transactions with Affiliates) in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. In addition, the municipal securities in which each Fund invests will be investment grade at the time of purchase (including (i) bonds insured by investment grade rated insurers or are rated investment grade; (ii) unrated bonds that are judged to be investment grade by the Adviser; and (iii) escrowed bonds). Ratings below BBB by one or more national rating agencies are considered to be below investment grade.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Assuming that the insurer remains creditworthy, the insurance feature of a municipal security guarantees the full payment of principal and interest when due through the life of an insured obligation. Such insurance does not guarantee the market value of the insured obligation or the value of the Fund’s Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Funds and is reflected as an expense over the term of the policy when applicable. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share

Nuveen Investments	73

Notes to
Financial Statements (Unaudited) (continued)

net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended March 31, 2011, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At March 31, 2011, each Fund’s maximum exposure to externally-deposited Recourse Trusts is as follows:

							Insured		Insured		Insured
	New York		New York		New York		New York		New York		New York
	Investment		Select		Quality		Premium		Dividend		Tax-Free
	Quality		Quality		Income		Income		Advantage		Advantage
	(NQN	)	(NVN	)	(NUN	)	(NNF	)	(NKO	)	(NRK	)
Maximum exposure to Recourse Trusts	$7,790,000		$9,585,000		$9,700,000		$3,420,000		$610,000		$560,000

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended March 31, 2011, were as follows:

							Insured		Insured		Insured
	New York		New York		New York		New York		New York		New York
	Investment		Select		Quality		Premium		Dividend		Tax-Free
	Quality		Quality		Income		Income		Advantage		Advantage
	(NQN	)	(NVN	)	(NUN	)	(NNF	)	(NKO	)	(NRK	)
Average floating rate obligations outstanding	$37,145,000		$33,510,000		$40,245,000		$16,600,000		$11,620,000		$2,390,000
Average annual interest rate and fees	0.69%		0.65%		0.70%		0.69%		0.66%		0.61%

74	Nuveen Investments

Derivative Financial Instruments
Each Fund is authorized to invest in certain derivative instruments, including foreign currency forwards, futures, options and swap contracts. Although each Fund is authorized to invest in such derivative instruments, and may do so in the future, they did not make any such investments during the six months ended March 31, 2011.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Offering Costs
Costs incurred by Insured New York Tax-Free Advantage (NRK) in connection with its offering of MTP Shares ($670,200) were recorded as a deferred charge, which are being amortized over the life of the shares. Costs incurred by New York Investment Quality (NQN), New York Select Quality (NVN), New York Quality Income (NUN) and Insured New York Dividend Advantage (NKO) in connection with their offerings of VRDP Shares ($700,750, $852,000, $845,000 and $675,000, respectively) were recorded as deferred charges which are being amortized over the life of the shares. Each Fund’s amortized deferred charges are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds’ organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

Nuveen Investments	75

Notes to
Financial Statements (Unaudited) (continued)

2. Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of March 31, 2011:

New York Investment Quality (NQN)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$388,751,138	$—	$388,751,138
Short-Term Investments	—	4,950,000	—	4,950,000
Total	$—	$393,701,138	$—	$393,701,138

New York Select Quality (NVN)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$519,550,926	$—	$519,550,926
Short-Term Investments	—	4,950,000	—	4,950,000
Total	$—	$524,500,926	$—	$524,500,926

New York Quality Income (NUN)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$532,112,904	$—	$532,112,904

Insured New York Premium Income (NNF)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$185,026,995	$—	$185,026,995

Insured New York Dividend Advantage (NKO)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$172,722,594	$—	$172,722,594

Insured New York Tax-Free Advantage (NRK)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$77,668,751	$—	$77,668,751

During the six months ended March 31, 2011, the Funds recognized no significant transfers to/from Level 1, Level 2 or Level 3.

3. Derivative Instruments and Hedging Activities
The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended March 31, 2011.

76	Nuveen Investments

4. Fund Shares
Common Shares
Transactions in Common shares were as follows:

	New York		New York		New York
	Investment Quality (NQN)		Select Quality (NVN)		Quality Income (NUN)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	3/31/11	9/30/10	3/31/11	9/30/10	3/31/11	9/30/10
Common shares repurchased and retired	—	—	—	—	—	(1,700)
Weighted average Common share:
Price per share repurchased and retired	—	—	—	—	—	$12.81
Discount per share repurchased and retired	—	—	—	—	—	12.38%

	Insured New York		Insured New York		Insured New York
	Premium Income (NNF)		Dividend Advantage (NKO)		Tax-Free Advantage (NRK)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	3/31/11	9/30/10	3/31/11	9/30/10	3/31/11	9/30/10
Common shares repurchased and retired	—	(12,700)	—	—	—	—
Weighted average Common share:
Price per share repurchased and retired	—	$13.02	—	—	—	—
Discount per share repurchased and retired	—	11.83%	—	—	—	—

Preferred Shares
Insured New York Premium Income (NNF) did not redeem any of its outstanding ARPS during the six months ended March 31, 2011 or the fiscal year ended September 30, 2010. Insured New York Dividend Advantage (NKO) redeemed all of its outstanding ARPS during the fiscal year ended September 30, 2008.

Transactions in ARPS were as follows:

	New York				New York
	Investment Quality (NQN)				Select Quality (NVN)
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	3/31/11		9/30/10		3/31/11		9/30/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed:
Series M	—	$—	744	$18,600,000	—	$—	—	$—
Series T	—	—	1,858	46,450,000	—	—	1,461	36,525,000
Series W	—	—	—	—	—	—	2,038	50,950,000
Series TH	—	—	—	—	—	—	3,057	76,425,000
Series F	—	—	1,858	46,450,000	—	—	—	—
Total	—	$—	4,460	$111,500,000	—	$—	6,556	$163,900,000

	New York Quality Income (NUN)				Insured New York Tax-Free Advantage (NRK)
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	3/31/11		9/30/10		3/31/11		9/30/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed:
Series M	1,794	$44,850,000	—	$—	—	$—	—	$—
Series W	1,796	44,900,000	—	—	—	—	—	—
Series TH	1,959	48,975,000	—	—	—	—	1,080	27,000,000
Series F	882	22,050,000	—	—	—	—	—	—
Total	6,431	$160,775,000	—	$—	—	$—	1,080	$27,000,000

Nuveen Investments	77

Notes to
Financial Statements (Unaudited) (continued)

Transactions in MTP Shares were as follows:

	Insured New York Tax-Free Advantage (NRK)
	Six Months Ended 3/31/11		Year Ended 9/30/10
	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2015	—	$—	2,768,000	$27,680,000

Transactions in VRDP Shares were as follows:

	New York Investment Quality (NQN)				New York Select Quality (NVN)
	Six Months Ended 3/31/11		Year Ended 9/30/10		Six Months Ended 3/31/11		Year Ended 9/30/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
VRDP Shares issued:
Series 1	—	$—	1,123	$112,300,000	—	$—	1,648	$164,800,000

	New York Quality Income (NUN)
	Six Months Ended 3/31/11		Year Ended 9/30/10
	Shares	Amount	Shares	Amount
VRDP Shares issued:
Series 1	1,671	$161,700,000	—	$—

During the fiscal year ended September 30, 2010, Insured New York Dividend Advantage (NKO) completed a private exchange offer in which all of its 500 Series 1 VRDP Shares were exchanged for 500 Series 2 VRDP Shares.

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments and derivative transactions, when applicable) during the six months ended March 31, 2011, were as follows:

				Insured	Insured	Insured
	New York	New York	New York	New York	New York	New York
	Investment	Select	Quality	Premium	Dividend	Tax-Free
	Quality	Quality	Income	Income	Advantage	Advantage
	(NQN)	(NVN)	(NUN)	(NNF)	(NKO)	(NRK)
Purchases	$11,066,006	$20,114,081	$27,165,217	$12,479,813	$17,654,176	$1,029,340
Sales and maturities	10,955,000	9,203,566	8,912,815	3,362,130	14,841,272	1,895,665

6. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

78	Nuveen Investments

At March 31, 2011, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

				Insured	Insured	Insured
	New York	New York	New York	New York	New York	New York
	Investment	Select	Quality	Premium	Dividend	Tax-Free
	Quality	Quality	Income	Income	Advantage	Advantage
	(NQN)	(NVN)	(NUN)	(NNF)	(NKO)	(NRK)
Cost of investments	$358,292,981	$489,009,625	$491,640,609	$168,469,438	$161,146,765	$75,352,589
Gross unrealized:
Appreciation	$7,945,673	$15,418,675	$14,221,336	$4,232,716	$3,273,306	$1,718,499
Depreciation	(9,667,432)	(13,444,118)	(14,019,630)	(4,267,490)	(3,302,152)	(1,796,387)
Net unrealized appreciation (depreciation) of investments	$(1,721,759)	$1,974,557	$201,706	$(34,774)	$(28,846)	$(77,888)

Permanent differences, primarily due to federal taxes paid, taxable market discount and distribution character reclassifications, resulted in reclassifications among the Funds’ components of Common share net assets at September 30, 2010, the Funds’ last tax year end, as follows:

				Insured	Insured	Insured
	New York	New York	New York	New York	New York	New York
	Investment	Select	Quality	Premium	Dividend	Tax-Free
	Quality	Quality	Income	Income	Advantage	Advantage
	(NQN)	(NVN)	(NUN)	(NNF)	(NKO)	(NRK)
Paid-in-surplus	$(2,754)	$(2,872)	$—	$—	$(255,231)	$(62,299)
Undistributed (Over-distribution of) net investment income	2,754	(40,477)	(39,845)	(166)	255,738	61,642
Accumulated net realized gain (loss)	—	43,349	39,845	166	(507)	657

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at September 30, 2010, the Funds’ last tax year end, were as follows:

				Insured	Insured	Insured
	New York	New York	New York	New York	New York	New York
	Investment	Select	Quality	Premium	Dividend	Tax-Free
	Quality	Quality	Income	Income	Advantage	Advantage
	(NQN)	(NVN)	(NUN)	(NNF)	(NKO)	(NRK)
Undistributed net tax-exempt income *	$4,344,606	$6,075,147	$6,348,177	$2,050,491	$1,504,602	$606,810
Undistributed net ordinary income **	8,786	6,619	—	—	—	235
Undistributed net long-term capital gains	901,589	688,765	106,704	—	—	1,273

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on September 1, 2010, paid on October 1, 2010.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended September 30, 2010, was designated for purposes of the dividends paid deduction as follows:

				Insured	Insured	Insured
	New York	New York	New York	New York	New York	New York
	Investment	Select	Quality	Premium	Dividend	Tax-Free
	Quality	Quality	Income	Income	Advantage	Advantage
	(NQN)	(NVN)	(NUN)	(NNF)	(NKO)	(NRK)
Distributions from net tax-exempt income	$13,979,689	$18,904,600	$19,182,269	$6,203,408	$6,279,396	$2,864,336
Distributions from net ordinary income **	—	—	—	—	5,556	99,670
Distributions from net long-term capital gains	—	—	—	—	15,081	165,559

**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Nuveen Investments	79

Notes to
Financial Statements (Unaudited) (continued)

At September 30, 2010, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Insured	Insured
	New York	New York
	Premium	Dividend
	Income	Advantage
	(NNF)	(NKO)
Expiration:
September 30, 2016	$10,016	$—
September 30, 2018	—	4,774

Total	$10,016	$4,774

During the Funds’ last tax year ended September 30, 2010, the following Funds utilized capital loss carryforwards as follows:

Insured
	New York	New York	New York	New York
	Investment	Select	Quality	Premium
	Quality	Quality	Income	Income
	(NQN)	(NVN)	(NUN)	(NNF)
Utilized capital loss carryforwards	$205,863	$174,040	$505,047	$64,101

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

New York Investment Quality (NQN)
New York Select Quality (NVN)
New York Quality Income (NUN)
Insured New York Premium Income (NNF)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

Insured New York Dividend Advantage (NKO)
Insured New York Tax-Free Advantage (NRK)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

80	Nuveen Investments

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of $2 billion added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of March 31, 2011, the complex-level fee rate for these Funds was .1800%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with the Sub-Adviser under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

For the first ten years of Insured New York Dividend Advantage’s (NKO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
March 31,		March 31,

2002*	.30%	2008	.25%
2003	.30	2009	.20
2004	.30	2010	.15
2005	.30	2011	.10
2006	.30	2012	.05
2007	.30

* From the commencement of operations.

The Adviser has not agreed to reimburse Insured New York Dividend Advantage (NKO) for any portion of its fees and expenses beyond March 31, 2012.

Nuveen Investments	81

Notes to
Financial Statements (Unaudited) (continued)

For the first eight years of Insured New York Tax-Free Advantage’s (NRK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
November 30,		November 30,

2002*	.32%	2007	.32%
2003	.32	2008	.24
2004	.32	2009	.16
2005	.32	2010	.08
2006	.32

*	From the commencement of operations.

The Adviser has not agreed to reimburse Insured New York Tax-Free Advantage (NRK) for any portion of its fees and expenses beyond November 30, 2010.

As a result of certain trading errors that occurred during the fiscal year ended September 30, 2010, Insured New York Tax-Free Advantage (NRK) was reimbursed $35,020 by the Adviser to offset losses realized on the disposal of investments in violation of investment guidelines.

8. Subsequent Events

Regulatory Matters
Subsequent to the reporting period, Nuveen Securities, LLC (“Nuveen Securities”) entered into a settlement with the Financial Industry Regulatory Authority (“FINRA”) with respect to certain allegations regarding Nuveen-sponsored closed-end fund ARPS marketing brochures. As part of this settlement, Nuveen Securities neither admitted to nor denied FINRA’s allegations. Nuveen Securities is the broker-dealer subsidiary of Nuveen.

The settlement with FINRA concludes an investigation that followed the widespread failure of auctions for ARPS and other auction rate securities, which generally began in mid-February 2008. In the settlement, FINRA alleged that certain marketing materials provided by Nuveen Securities were false and misleading. Nuveen Securities agreed to a censure and the payment of a $3 million fine.

82	Nuveen Investments

Board Approval of Sub-Advisory
Arrangements (Unaudited)

At a meeting held on May 25-26, 2010 (the “May Meeting”), the Boards of Trustees or Directors (as the case may be) (each, a “Board” and each Trustee or Director, a “Board Member”) of the Funds, including a majority of the Board Members who are not parties to the advisory agreements or “interested persons” of any parties (the “Independent Board Members”), considered and approved the advisory agreements (each, an “Advisory Agreement”) between each Fund and Nuveen Asset Management (the “Adviser”). Since the May Meeting, Nuveen has engaged in an internal restructuring (the “Restructuring”) pursuant to which the portfolio management services provided by the Adviser to the Funds were transferred to Nuveen Asset Management, LLC (“NAM LLC”), a newly-organized wholly-owned subsidiary of the Adviser and the Adviser changed its name to Nuveen Fund Advisors, Inc. (“NFA”). The Adviser, under its new name NFA, continues to serve as investment adviser to the Funds and, in that capacity, will continue to provide various oversight, administrative, compliance and other services. To effectuate the foregoing, NFA entered into sub-advisory agreements with NAM LLC on behalf of the Funds (each, a “Sub-Advisory Agreement”). Under each Sub-Advisory Agreement, NAM LLC, subject to the oversight of NFA and the Board, will furnish an investment program, make investment decisions for, and place all orders for the purchase and sale of securities for the portion of the respective Fund’s investment portfolio allocated to it by NFA. There have been no changes to the advisory fees paid by the Funds; rather, NFA will pay a portion of the investment advisory fee it receives to NAM LLC for its sub-advisory services. The Independent Board Members reviewed the allocation of fees between NFA and NAM LLC. NFA and NAM LLC do not anticipate any reduction in the nature or level of services provided to the Funds following the Restructuring. The personnel of NFA who engaged in portfolio management activities prior to the spinoff of NAM LLC are not expected to materially change as a result of the spinoff. In light of the foregoing, at a meeting held on November 16-18, 2010, the Board Members, including a majority of the Independent Board Members, approved the Sub-Advisory Agreements on behalf of the Funds. Given that the Restructuring was not expected to reduce the level or nature of services provided and the advisory fees paid by the Funds were the same, the factors considered and determinations made at the May Meeting in approving the Advisory Agreements were equally applicable to the approval of the Sub-Advisory Agreements. For a discussion of these considerations, please see the shareholder report of the Funds that was first issued after the May Meeting for the period including May 2010.

Nuveen Investments	83

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may

84	Nuveen Investments

exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments	85

Glossary of Terms
Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Average Effective Maturity: The market-value-weighted average of the effective maturity dates of the individual securities including cash. In the case of a bond that has been advance-refunded to a call date, the effective maturity is the date on which the bond is scheduled to be redeemed using the proceeds of an escrow account. In most other cases the effective maturity is the stated maturity date of the security.

■
Inverse Floaters: Inverse floating rate securities, also known as inverse floaters, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Using borrowed money to invest in securities or other assets.

86	Nuveen Investments

■
Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund’s portfolio of bonds.

■	Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.

■
Net Asset Value (NAV): A Fund’s NAV per common share is calculated by subtracting the liabilities of the Fund (including any Preferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of common shares outstanding. Fund NAVs are calculated at the end of each business day.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Structural Leverage: Structural Leverage consists of preferred shares or debt issued by the fund. Both of these are part of a fund’s capital structure. Structural leverage is sometimes referred to as “‘40 Act Leverage” and is subject to asset coverage limits set in the Investment Company Act of 1940.

■	Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Nuveen Investments	87

Notes

88	Nuveen Investments

Notes

Nuveen Investments	89

Notes

90	Nuveen Investments

Other Useful Information

Board of
Directors/Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager
Nuveen Fund Advisors, Inc.
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank
& Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank
& Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common and Preferred Share Information

Each Fund intends to repurchase and/or redeem shares of its own common and/or auction rate preferred stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased and/or redeemed shares of their common and/or auction rate preferred stock as shown in the accompanying table.
Auction Rate
	Common Shares	Preferred Shares
Fund	Repurchased	Redeemed
NQN	—	—
NVN	—	—
NUN	—	6,431
NNF	—	—
NKO	—	—
NRK	—	—

Any future repurchases and/or redemptions will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments	91

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen Asset Management, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $206 billion of assets as of March 31, 2011.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

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It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready - no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

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www.investordelivery.com
If you receive your Nuveen Fund distributions and statements from your financial advisor or brokerage account.

OR

www.nuveen.com/accountaccess
If you receive your Nuveen Fund distributions and statements directly from Nuveen.

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

ESA-B-0311D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen New York Quality Income Municipal Fund, Inc.

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
(Vice President and Secretary)

Date: June 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: June 6, 2011

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: June 6, 2011